UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-06625
THE PAYDEN & RYGEL INVESTMENT GROUP
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (213) 625-1900
Date of fiscal YEAR end: October 31
Date of reporting period: January 31, 2010

Payden Cash Reserves Money Market Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
U.S. Government Agency (Cost-$690,198) (61%)
11,131,000	FFCB Disc Note, 0.52%, 8/3/10 (a)	$11,102
20,000,000	FFCB, 0.14%, 6/28/11	19,997
20,000,000	FFCB, 0.18%, 12/8/11	19,993
25,000,000	FFCB, 0.23%, 3/28/11	24,988
3,500,000	FFCB, 0.32%, 5/18/11	3,503
1,000,000	FFCB, 0.59%, 1/24/11	1,006
3,400,000	FFCB, 2.00%, 6/11/10	3,417
15,000,000	FHLB Disc Note, 0.99%, 2/1/10 (a)	15,000
25,000,000	FHLB, 0.32%, 12/10/10	24,973
20,000,000	FHLB, 0.40%, 12/28/10	20,000
10,000,000	FHLB, 0.50%, 5/26/10	9,995
22,500,000	FHLB, 0.09%, 7/9/10	22,500
52,500,000	FHLB, 0.23%, 2/19/10	52,506
10,000,000	FHLB, 4.25%, 6/11/10	10,130
4,490,000	FHLB, 4.375%, 3/17/10	4,512
15,000,000	FHLMC Disc Note, 1.01%, 2/4/10 (a)	14,999
3,200,000	FHLMC Disc Note, 0.55%, 5/12/10 (a)	3,195
4,599,000	FHLMC Disc Note, 0.48%, 8/23/10 (a)	4,587
20,600,000	FHLMC, 0.15%, 1/11/12	20,600
47,940,000	FHLMC, 0.30%, 4/7/11	47,992
33,098,000	FHLMC, 0.32%, 3/9/11	33,154
25,000,000	FHLMC, 0.23%, 1/14/11	25,049
50,000,000	FHLMC, 0.15%, 7/12/10	49,996
3,670,000	FHLMC, 4.875%, 2/9/10	3,673
3,198,000	FHLMC, 6.875%, 9/15/10	3,322
72,500,000	FNMA Disc Note, 0.19%, 6/2/10 (a)	72,454
25,000,000	FNMA Disc Note, 0.37%, 9/1/10 (a)	24,947
20,000,000	FNMA Disc Note, 0.08%, 2/10/10 (a)	20,000
8,600,000	FNMA, 0.22%, 8/5/10	8,602
49,800,000	FNMA, 0.14%, 7/13/10	49,830
50,200,000	FNMA, 0.21%, 2/12/10	50,198
8,000,000	FNMA, 3.10%, 2/4/10	8,001
5,973,000	FNMA, 3.25%, 2/10/10	5,977

		690,198

Supranational (Cost-$14,000) (1%)
14,000,000	International Bank for Reconstruction & Development, 0.23%, 2/1/10	14,000
FDIC Guaranteed (Cost-$75,496) (7%)
12,000,000	Bank of America, 0.28%, 9/13/10	12,000
15,000,000	Goldman Sachs Group, 0.75%, 12/3/10	15,057
25,000,000	JPMorgan Chase & Co., 0.34%, 2/23/11	25,057
23,289,000	State Street Bank & Trust Co., 0.45%, 9/15/11	23,382

		75,496

U.S. Treasury (Cost-$45,024) (4%)
35,000,000	U.S. Treasury Bill, 0.37%, 9/23/10 (a)	34,921
10,000,000	U.S. Treasury Note, 2.00%, 9/30/10	10,103

		45,024

Investment Company (Cost-$586) (0%)
586,209	Dreyfus Treasury Cash Management Fund	586
Repurchase Agreements (Cost-$300,000) (27%)
150,000,000	Barclays Tri Party, 0.09%, 2/1/10 (b)	150,000
150,000,000	Deutsche Bank Tri Party, 0.10%, 2/1/10 (c)	150,000

		300,000

Total (Cost-$1,125,304) (100%)		1,125,304
Other Assets, net of Liabilities (0%)		584

Net Assets (100%)		$1,125,888

(a)	Yield to maturity at time of purchase.

(b)	The repurchase agreement dated 1/29/2010 is collateralized by the following security:

Barclays of New York Tri Party
49,367,200	U.S. Treasury Bond, 8.75%, Aug 20	$71,254
79,358,300	U.S. Treasury Note, 1.375%, Apr 12	78,746

		$150,000

(c)	The repurchase agreement dated 1/29/2010 is collateralized by the following security:

Deutsche Bank-Deutsche Bank Tri Party
155,613,900	U.S. Treasury Note, 2.75%, Nov 16	$150,000

Payden Limited Maturity Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (101%)
Asset Backed (7%)
728,515	AmeriCredit Prime Automobile Receivables Trust, 0.33%, 11/15/10	$729
488,906	Bank of America Auto Trust 144A, 0.39%, 9/15/10 (b)	489
173,511	Bank of America Auto Trust 144A, 0.668%, 7/15/10 (b)	174
850,000	Bavarian Sky SA, 0.00%, 1/15/18 (d)	1,181
614,834	BMW Vehicle Lease Trust, 2.04%, 4/15/11	618
229,464	Capital Auto Receivables Asset Trust, 0.34%, 2/15/11	229
700,000	Cars Alliance Funding PLC, 0.81%, 10/8/23 (d)	957
347,076	CNH Equipment Trust, 5.27%, 9/15/11	348
234,102	Ford Credit Auto Lease Trust 144A, 1.231%, 6/15/10 (b)	234
311,170	Ford Credit Auto Owner Trust 144A, 0.35%, 9/15/10 (b)	311
579,188	Hyundai Auto Receivables Trust, 0.35%, 9/15/10	579
270,755	Nissan Auto Lease Trust, 0.41%, 9/15/10	271
49,976	Nissan Auto Lease Trust, 1.04%, 6/15/10	50
585,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	586
90,000	Nissan Auto Lease Trust, 2.01%, 4/15/11	92
950,000	PECO Energy Transition Trust, 6.52%, 12/31/10	970
291,278	USAA Auto Owner Trust, 4.98%, 10/15/12	298
533,498	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	538
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	624
986,170	World Omni Automobile Lease Securitization Trust, 0.40%, 11/15/10	987

		10,265

Corporate (44%)
500,000	American Honda Finance 144A, 0.42%, 3/27/12 (b)	497
1,000,000	American Honda Finance Corp. 144A, 0.32%, 2/9/10 (b)	1,000
1,950,000	ANZ National International Bank NZ 144A, 0.45%, 8/5/11 (b)	1,953
500,000	Atlantia SPA, 1.16%, 6/9/11 (d)	695
500,000	Australia & New Zealand Banking Group 144A, 0.54%, 10/21/11 (b)	501
300,000	Australia & New Zealand Banking Group Ltd. 144A, 0.87%, 8/4/11 (b)	301
430,000	Bank of New York Mellon Corp., 0.34%, 3/23/12	428
600,000	Barclays Bank PLC, 1.55%, 7/23/10	600
500,000	Bear Stearns Companies LLC, 0.47%, 1/31/11	502
700,000	Berkshire Hathaway Finance Corp., 0.37%, 1/13/12	700
300,000	BHP Billiton Finance USA Ltd., 5.00%, 12/15/10	312
500,000	BHP Billiton Finance USA Ltd., 5.125%, 3/29/12	538
550,000	BNP Paribas, 0.57%, 3/10/10	550
200,000	BNP Paribas, 1.25%, 6/11/12	204
550,000	BP Capital Markets PLC, 0.46%, 3/17/10	550
750,000	British Telecommunications PLC, 9.125%, 12/15/10	804
165,000	Caterpillar Finance Service Corp., 1.00%, 6/24/11	167
1,300,000	Caterpillar Financial Services Corp., 0.50%, 12/16/11	1,305
300,000	Cellco Partnership, 2.86%, 5/20/11	310
1,000,000	Cellco Partnership, 3.75%, 5/20/11	1,034
500,000	Chevron Corp., 3.45%, 3/3/12	523
650,000	Cisco Systems Inc., 5.25%, 2/22/11	681
1,100,000	CME Group Inc., 0.92%, 8/6/10	1,104
1,400,000	Coca-Cola Enterprises Inc., 0.87%, 5/6/11	1,411
600,000	Comcast Corp., 5.45%, 11/15/10	620
920,000	Commonwealth Bank of Australia 144A, 2.75%, 10/15/12 (b)	933
300,000	Compagnie de Saint-Gobain, 0.942%, 4/11/12 (d)	412
1,300,000	ConocoPhillips, 8.75%, 5/25/10	1,335
305,000	Consolidated Edison Co of New York Inc., 7.50%, 9/1/10	316
750,000	Cox Communications Inc., 7.75%, 11/1/10	785
560,000	Cox Enterprises 144A, 7.87%, 9/15/10 (b)	581
790,000	Credit Agricole SA 144A, 0.59%, 2/2/12 (b)	790
675,000	CVS Caremark Corp., 0.55%, 6/1/10	675
770,000	Deutsche Bank, 0.55%, 1/19/12	770
1,110,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	1,141
750,000	Dominion Resources Inc., 4.75%, 12/15/10	775
600,000	Dow Chemical Co., 2.52%, 8/8/11	610
500,000	Dow Chemical Co., 4.85%, 8/15/12	534
650,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	654
750,000	E.I. Du Pont de Nemours & Co., 4.125%, 4/30/10	757
650,000	Export-Import Bank of Korea, 5.12%, 2/14/11	669
225,000	FPL Group Capital Inc., 1.13%, 6/17/11	228
960,000	FPL Group Inc., 0.67%, 11/9/12	965
700,000	General Electric Capital Corp., 1.10%, 1/15/13	696
1,000,000	General Electric Capital Corp., 6.125%, 2/22/11	1,057
800,000	Goldman Sachs Group Inc., 0.55%, 6/28/10	801

Principal		Value
or Shares	Security Description	(000)
500,000	Halliburton Co., 5.50%, 10/15/10	519
500,000	Hewlett-Packard Co., 1.30%, 5/27/11	507
300,000	Hewlett-Packard Co., 2.25%, 5/27/11	306
800,000	IBM Corp., 0.31%, 11/4/11	801
750,000	John Deere Capital Corp., 0.70%, 2/26/10	750
150,000	John Deere Capital Corp., 1.00%, 6/10/11	151
104,000,000	John Hancock Global Funding II, 2.05%, 6/8/10 (d)	1,147
900,000	JPMorgan Chase & Co., 0.35%, 2/22/12	898
556,000	KeySpan Corp., 7.625%, 11/15/10	585
800,000	Kimberly-Clark Corp., 0.34%, 7/30/10	800
500,000	Merrill Lynch & Co., 4.79%, 8/4/10	510
1,300,000	MetLife Global Funding 144A, 2.15%, 6/10/11 (b)	1,325
500,000	Morgan Stanley, 0.50%, 1/18/11	500
300,000	Morgan Stanley, 2.37%, 5/14/10	302
600,000	Morgan Stanley, 6.75%, 4/15/11	639
960,000	National Australia Bank Ltd. 144A, 0.73%, 1/8/13 (b)	959
600,000	National Grid PLC, 1.03%, 1/18/12 (d)	830
1,400,000	New York Life Global Funding 144A, 0.37%, 6/16/11 (b)	1,393
1,400,000	Northern States Power-Minnesota, 4.75%, 8/1/10	1,431
1,425,000	Pacific Gas & Electric Co., 1.20%, 6/10/10	1,429
225,000	PepsiAmericas Inc., 5.625%, 5/31/11	238
1,400,000	PepsiCo Inc., 0.28%, 7/15/11	1,401
600,000	Pfizer Inc., 2.20%, 3/15/11	614
200,000	Pricoa Global Funding 144A, 1.05%, 6/4/10 (b)	200
800,000	Procter & Gamble International Funding, 1.35%, 8/26/11	809
650,000	Roche Holdings Inc. 144A, 2.26%, 2/25/11 (b)	663
1,420,000	Santander US Debt SA Uni 144A, 0.64%, 10/21/11 (b)	1,423
500,000	Schneider Electric SA, 0.88%, 7/18/11 (d)	690
1,000,000	Shell International Finance, 1.30%, 9/22/11	1,007
500,000	Siemens Financieringsmaatschappij NV, 0.40%, 3/16/12	500
1,000,000	Simon Property Group LP, 4.87%, 8/15/10	1,019
1,300,000	Southern Co., 0.96%, 8/20/10	1,305
100,000	Southern Co., 5.30%, 1/15/12	108
900,000	Sprint Nextel Corp., 0.65%, 6/28/10	889
1,160,000	Standard Chartered Bank New York, 0.67%, 11/16/11	1,160
400,000	Svenska Handelsbanken AB 144A, 1.25%, 9/14/12 (b)	403
500,000	Telecom Italia Capital, 0.86%, 7/18/11	499
1,000,000	US Bancorp, 0.65%, 6/4/10	1,001
500,000	US Bancorp, 0.67%, 5/6/10	501
500,000	Vodafone Group PLC, 1.22%, 9/5/13 (d)	699
300,000	Vodafone Group PLC, 5.50%, 6/15/11	317
599,000	Vodafone Group PLC, 7.75%, 2/15/10	600
800,000	Wachovia Corp., 0.38%, 10/15/11	794
149,000	Wells Fargo & Co., 0.35%, 1/12/11	149
1,500,000	Westpac Banking Corp. 144A, 0.44%, 12/14/12 (b)	1,500
1,390,000	Westpac Banking Corp. 144A, 0.54%, 10/21/11 (b)	1,389
570,000	Wisconsin Energy Corp., 6.50%, 4/1/11	606
200,000	Wyeth, 6.95%, 3/15/11	213

		69,253

Foreign Government Guaranteed (18%)
980,000	Dexia Credit Local 144A, 0.89%, 9/23/11 (b)	1,001
	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)
900,000	Export Development Canada, 4.625%, 4/1/10	908
640,000	Japan Finance Corp., 2.00%, 6/24/11	645
1,400,000	Kreditanstalt fuer Wiederaufbau, 1.875%, 3/15/11	1,421
600,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	609
3,000,000	Lloyds TSB Bank PLC 144A, 1.07%, 4/1/11 (b)	3,092
2,020,000	Lloyds TSB Bank PLC 144A, 2.30%, 4/1/11 (b)	2,034
800,000	Macquarie Bank Ltd. 144A, 2.60%, 1/20/12 (b)	813
2,000,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	2,054
2,861,000	Nationwide Building Society 144A, 0.45%, 5/17/12 (b)	2,920
2,900,000	Province of Manitoba, 5.00%, 2/15/12	2,894
1,400,000	Province of Ontario, 2.625%, 1/20/12	1,508
350,000	Province of Ontario, 3.125%, 9/8/10	360
760,000	Royal Bank of Scotland PLC 144A, 0.67%, 4/8/11 (b)	773
1,000,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	1,002
470,000	Societe Financement de l’Economie Francaise 144A, 0.45%, 7/16/12 (b)	481
1,200,000	Societe Financement de l’Economie Francaise 144A, 1.50%, 10/29/10 (b)	1,203
400,000	Suncorp-Metway Ltd. 144A, 0.62%, 12/17/10 (b)	402
3,000,000	Westpac Securities NZ Ltd. 144A, 2.50%, 5/25/12 (b)	3,007
500,000		511

		27,638

Municipal (4%)
1,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	1,316
500,000	Indiana Development Finance Authority, 5.75%, 10/1/11	512
250,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (e) FGIC	254

Principal		Value
or Shares	Security Description	(000)
680,000	New York Liberty Development Corp., 0.50%, 12/1/49	681
350,000	New York State Urban Development Corp., 5.50%, 1/1/17	365
1,570,000	Texas State, 0.25%, 6/1/29	1,570
1,150,000	Texas State, 0.25%, 12/1/26	1,150

		5,848

Mortgage Backed (14%)
342,699	Asset Backed Funding Certificates, 0.55%, 4/25/34	289
184,207	Bear Stearns Alt-A Trust, 4.05%, 3/25/34	161
1,076,163	FH 1B2612 ARM, 3.09%, 11/1/34	1,106
507,663	FH 847515 ARM, 3.97%, 2/1/34	529
841,148	FHLMC, 5.25%, 8/15/11	867
51,808	FHR 2893 PA, 4.00%, 4/15/25	52
682,472	FHR 3279 PA, 5.50%, 2/15/23	687
803,043	FHR 3540 CD, 2.00%, 6/15/14	807
146,123	FN 708229 ARM, 3.03%, 4/1/33	152
1,246,303	FN 745017 15YR, 4.50%, 7/1/20	1,299
2,989,790	FN 784365 ARM, 2.23%, 5/1/34	3,069
265,855	FN 878544 ARM, 5.32%, 3/1/36	279
1,490,378	FN 889821 ARM, 4.45%, 12/1/36	1,556
1,354,413	FN AD0079 ARM, 3.51%, 11/1/35	1,399
1,496,182	FNR 03-119 FE, 1.24%, 6/25/27	1,500
956,897	GNR 02-48 FT, 0.44%, 12/16/26	959
2,855,033	GNR 09-8 LA, 5.00%, 4/20/33	2,951
365,239	GNR 99-43 FA, 0.69%, 11/16/29	366
750,000	Gracechurch Mortgage Financing PLC 144A, 0.65%, 11/20/56 (b)	747
850,000	Granite Master Trust PLC, 0.67%, 12/17/54	306
1,039,910	Harborview Mortgage Loan Trust, 3.59%, 1/19/35	769
316,123	Homebanc Mortgage Trust, 1.10%, 8/25/29	197
416,933	Long Beach Mortgage Loan Trust, 6.245%, 8/25/33	118
394,123	Sequoia Mortgage Trust, 0.64%, 10/20/27	338
387,317	Structured Adjustable Rate Mortgage Loan Trust, 3.41%, 9/25/34	259
719,807	Structured Asset Mortgage Investments Inc., 4.61%, 7/25/32	691

		21,453

Supranational (1%)
1,200,000	African Development Bank, 0.37%, 7/22/12	1,202
1,000,000	International Bank for Reconstruction & Development, 1.65%, 5/18/11	1,005

		2,207

U.S. Government Agency (7%)
1,500,000	FFCB, 0.33%, 5/18/11	1,504
4,000,000	FHLMC, 0.15%, 1/11/12	4,001
1,400,000	FHLMC, 0.15%, 7/12/10	1,400
3,600,000	FHLMC, 6.875%, 9/15/10	3,750
1,000,000	FNMA, 0.35%, 5/27/11	1,001

		11,656

Commercial Paper (6%)
670,000	ASB Finance Ltd., 0.31%, 1/27/11	670
900,000	BNP Paribas Finance Inc., 0.20%, 2/5/10 (c)	900
1,100,000	ENIFIN, 0.28%, 4/28/10 (c)	1,099
700,000	KOPP, 0.15%, 2/2/10 (c)	700
600,000	MACBKG CP, 1.12%, 4/22/10 (c)	599
1,500,000	Macquarie Bank Ltd., 0.33%, 7/26/10	1,500
1,100,000	MDTPP, 0.15%, 2/3/10 (c)	1,100
1,400,000	RBC Capital, 0.09%, 4/22/10 (c)	1,400
1,000,000	TDH USA, 0.30%, 5/17/10 (c)	999

		8,967

Total Bonds (Cost-$158,467)		157,287

Investment Company (Cost-$404) (0%)
404,205	Payden Cash Reserves Money Market Fund *	404

Total (Cost-$158,871) (a) (101%)		157,691
Liabilities in excess of Other Assets (-1%)		(1,625)

Net Assets (100%)		$156,066

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$580
Unrealized depreciation	(1,760)

Net unrealized depreciation	$(1,180)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Par in foreign currency.

(e)	Payment of principal and/or interest is insured against default by a Monoline insurer.

FGIC — Financial Guaranty Insurance Co.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
2/9/2010	Sell	Euro	3,080	$128
2/2/2010	Sell	Japanese Yen	55,281	5

				$133

Liabilities:
2/1/2010	Buy	Euro	689	$(8)
2/9/2010	Sell	Japanese Yen	107,800	(24)

				$(32)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)
Liability:
Interest Rate Swap	(5.503%)	Jun-11	$590	$(42)

Payden Short Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (101%)
Asset Backed (7%)
1,810,000	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	$1,820
4,750,000	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	4,756
1,930,000	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	1,937
2,300,000	Bavarian Sky SA, 0.00%, 1/15/18 (d)	3,197
4,404,778	BMW Vehicle Lease Trust, 2.04%, 4/15/11	4,429
1,800,000	Cars Alliance Funding PLC, 0.81%, 10/8/23 (d)	2,461
2,075,000	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	2,091
1,370,000	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	1,375
2,653,901	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	2,670
1,260,000	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	1,265
1,670,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	1,674
3,645,573	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	3,677

		31,352

Corporate (55%)
850,000	Alabama Power Co., 5.80%, 11/15/13	952
1,500,000	Allstate Corp., 6.20%, 5/16/14	1,691
1,500,000	American Honda Finance 144A, 0.42%, 3/27/12 (b)	1,490
1,700,000	American Honda Finance Corp. 144A, 2.60%, 6/29/11 (b)	1,739
980,000	Anheuser-Busch InBev Worldwide Inc. 144A, 3.00%, 10/15/12 (b)	1,012
1,600,000	ANZ National International Bank NZ 144A, 6.20%, 7/19/13 (b)	1,786
1,200,000	AT&T Inc., 4.85%, 2/15/14	1,299
2,500,000	Atlantia SPA, 1.16%, 6/9/11 (d)	3,474
1,700,000	Australia & New Zealand Banking Group Ltd. 144A, 0.87%, 8/4/11 (b)	1,703
2,160,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b) (c)	2,163
1,400,000	Bank of America Corp., 6.50%, 8/1/16	1,517
2,100,000	Bank of Nova Scotia, 2.25%, 1/22/13 (c)	2,121
2,000,000	Bank of Tokyo-Mitsubishi UFJ 144A, 2.60%, 1/22/13 (b)	2,009
3,300,000	Barclays Bank PLC, 1.55%, 7/23/10	3,300
1,100,000	BB&T Corp., 3.375%, 9/25/13	1,127
1,300,000	Berkshire Hathaway Finance Corp., 4.00%, 4/15/12	1,374
600,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	662
1,500,000	BNP Paribas, 1.25%, 6/11/12	1,528
1,200,000	BNP Paribas, 2.12%, 12/21/12	1,209
935,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	978
865,000	Boston Scientific Corp., 6.00%, 6/15/11	909
1,825,000	Bottling Group LLC, 6.95%, 3/15/14	2,130
500,000	BP Capital Markets PLC, 3.125%, 3/10/12	520
1,400,000	BP Capital Markets PLC, 3.625%, 5/8/14	1,458
1,250,000	BP Capital Markets PLC, 5.25%, 11/7/13	1,380
2,150,000	British Telecommunications PLC, 9.125%, 12/15/10	2,305
3,080,000	Canadian Imperial Bank 144A, 2.00%, 2/4/13 (b)	3,091
745,000	Carolina Power & Light Co., 6.50%, 7/15/12	825
1,355,000	Case New Holland Inc., 7.12%, 3/1/14	1,362
1,850,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	2,007
875,000	Cellco Partnership, 3.75%, 5/20/11	905
1,500,000	Cellco Partnership, 5.55%, 2/1/14	1,656
1,775,000	Cisco Systems Inc., 5.25%, 2/22/11	1,859
1,750,000	Citigroup Inc., 5.50%, 10/15/14	1,804
1,650,000	Coca-Cola Co., 3.625%, 3/15/14	1,726
1,600,000	Columbus Southern Power Co., 5.50%, 3/1/13	1,737
2,454,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	2,589
1,780,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	1,740
1,790,000	Commonwealth Bank of Australia 144A, 3.75%, 10/15/14 (b)	1,810
1,300,000	ConocoPhillips, 4.75%, 2/1/14	1,408
1,250,000	Consumers Energy Co., 5.375%, 4/15/13	1,366
1,360,000	Corrections Corp of America, 6.25%, 3/15/13	1,370
1,590,000	Cox Enterprises 144A, 7.87%, 9/15/10 (b)	1,650
1,970,000	Credit Agricole SA 144A, 0.59%, 2/2/12 (b)	1,970
500,000	CRH America Inc., 6.95%, 3/15/12	544
1,785,000	CVS Caremark Corp., 0.55%, 6/1/10	1,786
1,380,000	D.R. Horton Inc., 5.375%, 6/15/12	1,401
1,800,000	Deutsche Bank AG London, 3.875%, 8/18/14	1,856
550,000	Deutsche Telekom International Finance BV, 5.875%, 8/20/13	603
2,400,000	Dexia Credit Local 144A, 2.37%, 9/23/11 (b)	2,463
2,000,000	Diageo Capital PLC, 5.12%, 1/30/12	2,145

Principal		Value
or Shares	Security Description	(000)
920,000	DirecTV Holdings LLC 144A, 4.75%, 10/1/14 (b)	962
1,375,000	Dish DBS Corp., 6.375%, 10/1/11	1,433
4,000,000	Dow Chemical Co., 4.85%, 8/15/12	4,275
1,620,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	1,629
935,000	Dynegy Holdings Inc., 6.875%, 4/1/11	972
1,200,000	Eli Lilly & Co., 3.55%, 3/6/12	1,257
800,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	875
360,000	Equifax Inc., 4.45%, 12/1/14	371
1,680,000	Express Scripts Inc., 5.25%, 6/15/12	1,805
1,800,000	Fortune Brands Inc., 3.00%, 6/1/12	1,800
1,375,000	Frontier Communications Corp, 6.25%, 1/15/13	1,396
1,800,000	General Electric Capital Corp., 1.10%, 1/15/13	1,789
1,100,000	General Electric Capital Corp., 2.80%, 1/8/13	1,101
1,730,000	General Electric Capital Corp., 3.75%, 11/14/14	1,729
1,260,000	General Electric Capital Corp., 5.90%, 5/13/14	1,375
785,000	Georgia-Pacific LLC, 8.125%, 5/15/11	830
3,150,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	3,424
1,000,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	1,034
1,599,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,753
1,499,000	Hewlett-Packard Co., 4.25%, 2/24/12	1,587
3,330,000	IBM Corp., 2.10%, 5/6/13	3,357
1,000,000	IBM International Group Capital, 5.05%, 10/22/12	1,092
2,160,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	2,186
1,315,000	Ingersoll-Rand Global Holding Co. Ltd., 1.77%, 8/13/10	1,314
1,840,000	John Deere Capital Corp., 0.95%, 1/18/11	1,853
1,650,000	John Deere Capital Corp., 1.00%, 6/10/11	1,665
500,000	John Deere Capital, 0.77%, 8/19/10	501
271,000,000	John Hancock Global Funding II, 2.05%, 6/8/10 (d)	2,989
3,100,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	3,435
1,385,000	L-3 Communications Corp., 5.875%, 1/15/15	1,409
800,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b) (c)	887
2,000,000	Met Life Global Funding 144A, 0.65%, 7/13/11 (b)	2,000
2,500,000	Microsoft Corp., 2.95%, 6/1/14	2,563
400,000	MidAmerican Energy Holdings, 3.15%, 7/15/12	412
830,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	850
1,100,000	Morgan Stanley, 2.37%, 5/14/10	1,107
1,000,000	Morgan Stanley, 4.10%, 1/26/15	997
1,100,000	Morgan Stanley, 4.20%, 11/20/14	1,116
1,200,000	Morgan Stanley, 6.00%, 5/13/14	1,308
2,030,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	2,028
2,220,000	National Australia Bank Ltd. 144A, 0.73%, 1/8/13 (b)	2,217
2,500,000	National Grid PLC, 1.03%, 1/18/12 (d)	3,459
2,400,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11 (d)	3,497
1,000,000	New York Life Global Funding 144A, 0.37%, 6/16/11 (b)	995
1,680,000	Nissan Motor Acceptance 144A, 3.25%, 1/30/13 (b)	1,685
500,000	Northern States Power-Minnesota, 8.00%, 8/28/12	579
610,000	Novartis Capital Corp., 4.125%, 2/10/14	647
700,000	Occidental Petroleum Corp., 4.125%, 6/1/16	729
880,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	906
1,050,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	1,076
2,500,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b)	2,531
400,000	Pfizer Inc., 3.625%, 6/3/13 (d)	577
1,800,000	Pfizer Inc., 4.45%, 3/15/12	1,917
880,000	Praxair Inc., 1.75%, 11/15/12	881
700,000	Procter & Gamble Co., 3.50%, 2/15/15	729
1,435,000	Procter & Gamble Co., 4.60%, 1/15/14	1,549
1,000,000	Progress Energy Inc., 6.05%, 3/15/14	1,106
2,500,000	Prudential Financial Inc., 2.75%, 1/14/13	2,506
650,000	Public Service Co. of Colorado, 5.125%, 6/1/19	689
1,810,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,972
420,000	Qwest Capital Funding Inc., 7.25%, 2/15/11	429
1,850,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	1,943
1,683,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,794
885,000	Rock-Tenn Co., 8.20%, 8/15/11	936
820,000	Rogers Wireless Inc., 6.375%, 3/1/14	919
500,000	Royal Bank of Canada, 2.25%, 3/15/13	508
1,700,000	Royal Bank of Canada, 5.65%, 7/20/11	1,824
1,660,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	1,759
2,500,000	Santander U.S. Debt SA 144A, 2.48%, 1/18/13 (b)	2,506
1,650,000	Sempra Energy, 7.95%, 3/1/10	1,659
1,460,000	Shell International Finance, 4.00%, 3/21/14	1,545
410,000	Simon Property Group LP, 4.20%, 2/1/15	417

Principal		Value
or Shares	Security Description	(000)
1,375,000	Sprint Capital Corp., 8.375%, 3/15/12	1,406
1,325,000	SPX Corp., 7.625%, 12/15/14	1,382
3,540,000	Standard Chartered Bank New York, 0.67%, 11/16/11	3,540
1,305,000	StatoilHydro ASA, 2.90%, 10/15/14	1,330
1,390,000	Steel Dynamics Inc., 7.375%, 11/1/12	1,428
810,000	Stryker Corp., 3.00%, 1/15/15	821
2,000,000	Svenska Handelsbanken AB 144A, 2.875%, 9/14/12 (b)	2,040
2,500,000	Telecom Italia SPA, 1.25%, 12/6/12 (d)	3,402
900,000	Thermo Fisher Scientific 144A, 2.15%, 12/28/12 (b)	903
1,300,000	Toronto-Dominion Bank, 1.51%, 9/10/10 (d)	1,815
970,000	Union Pacific Corp., 6.125%, 1/15/12	1,059
1,240,000	Veolia Environnement, 5.25%, 6/3/13	1,333
1,640,000	Verizon Global Funding Corp., 7.25%, 12/1/10	1,731
1,100,000	Viacom Inc., 4.375%, 9/15/14	1,149
3,200,000	Vodafone Group PLC, 4.15%, 6/10/14	3,358
1,129,000	Wachovia Corp., 5.30%, 10/15/11	1,201
1,020,000	Wells Fargo & Co., 3.75%, 10/1/14	1,030
1,630,000	Westpac Banking Corp., 2.25%, 11/19/12	1,632
930,000	Weyerhaeuser Co., 6.75%, 3/15/12	992
1,280,000	Windstream Corp., 8.125%, 8/1/13	1,350
1,310,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	1,352
1,435,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	1,381

		230,096

Foreign Government (4%)
1,600,000	Bank of England Euro Note 144A, 2.375%, 3/19/12 (b)	1,633
2,200,000	Federal Republic of Germany 144A, 1.50%, 9/21/12 (b)	2,194
1,080,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,172
3,300,000	Province of Ontario, 1.875%, 11/19/12	3,312
1,500,000	Republic of Brazil, 10.25%, 6/17/13	1,845
1,500,000	Republic of Colombia, 10.00%, 1/23/12 (c)	1,729
1,500,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	1,860
1,500,000	Republic of South Africa, 7.375%, 4/25/12	1,649
800,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	805
1,750,000	United Mexican States, 6.375%, 1/16/13 (c)	1,956

		18,155

Foreign Government Guaranteed (6%)
1,700,000	Barclays Bank PLC 144A, 2.70%, 3/5/12 (b)	1,749
2,700,000	Barclays Bank PLC, 4.25%, 10/27/11 (d)	3,937
2,153,000	Commonwealth Bank of Australia 144A, 2.40%, 1/12/12 (b)	2,198
1,050,000	Japan Finance Corp., 2.00%, 6/24/11	1,066
900,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	928
3,000,000	National Australia Bank Ltd. 144A, 2.55%, 1/13/12 (b)	3,062
2,800,000	Nationwide Building Society 144A, 0.45%, 5/17/12 (b)	2,794
1,000,000	Royal Bank of Scotland PLC 144A, 0.67%, 4/8/11 (b)	1,002
3,100,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	3,174
3,190,000	Societe Financement de l’Economie Francaise 144A, 2.125%, 1/30/12 (b)	3,255

		23,165

Mortgage Backed (19%)
6,305,544	Adjustable Rate Mortgage Trust, 5.72%, 3/25/37	3,471
3,767,325	FG G13328 30YR, 6.00%, 11/1/22	4,059
2,685,706	FH 782784 ARM, 2.75%, 10/1/34	2,754
2,254,351	FN 708229 ARM, 3.03%, 4/1/33	2,352
851,389	FN 743821 ARM, 2.875%, 11/1/33	866
8,012,739	FN 745950 30YR, 6.00%, 11/1/36	8,580
600,563	FN 755867 ARM, 3.07%, 12/1/33	617
1,512,044	FN 790762 ARM, 3.15%, 9/1/34	1,549
2,178,907	FN 790764 ARM, 3.19%, 9/1/34	2,234
1,925,346	FN 794792 ARM, 2.99%, 10/1/34	1,957
7,962,986	FN 995050 30YR, 6.00%, 9/1/37	8,526
1,836,355	FNMA 794797 ARM, 2.78%, 10/1/34	1,870
6,587,227	G2 4195 30YR, 6.00%, 7/20/38	7,061
5,377,055	G2 4196 30YR, 6.50%, 7/20/38	5,786
1,351,661	G2 4223 30YR, 6.50%, 8/20/38	1,454
3,864,515	G2 4246 30YR, 6.50%, 9/20/38	4,158
5,804,339	GN 697649 30YR, 6.00%, 10/15/38	6,205
1,178,560	GN 700755 30YR, 6.50%, 10/15/38	1,265
2,727,789	GN 704005 30YR, 6.50%, 11/15/38	2,927
4,966,294	Harborview Mortgage Loan Trust, 5.31%, 12/19/35	3,883
391,995	Indymac Index Mortgage Loan Trust, 3.51%, 10/25/34	334
1,776,878	MLCC Mortgage Investors, Inc., 2.66%, 12/25/34	1,655
1,997,972	MLCC Mortgage Investors, Inc., 5.56%, 2/25/36	1,722
344,931	Morgan Stanley Mortgage Loan Trust, 3.14%, 7/25/34	297

Principal		Value
or Shares	Security Description	(000)
201,289	Provident Funding Mortgage Loan Trust, 3.12%, 4/25/34	193
838,919	Sequoia Mortgage Trust, 0.64%, 10/20/27	720
2,799,214	Structured Adjustable Rate Mortgage Loan Trust, 3.14%, 8/25/34	2,275
431,352	Structured Adjustable Rate Mortgage Loan Trust, 3.21%, 10/25/34	371
1,355,213	Structured Asset Mortgage Investments Inc., 2.16%, 10/19/34	1,021

		80,162

Municipal (2%)
3,300,000	Citizens Property Insurance Corp. FL, 4.50%, 6/1/10	3,342
600,000	Citizens Property Insurance Corp. FL, 5.00%, 3/1/13	638
3,200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	3,387

		7,367

Supranational (1%)
3,600,000	European Investment Bank, 4.75%, 4/15/11 (d)	5,234
U.S. Treasury (3%)
2,500,000	U.S. Treasury Bill, 0.18%, 6/10/10 (f)	2,499
10,000,000	U.S. Treasury Bill, 0.13%, 7/15/10 (f)	9,994
1,500,000	U.S. Treasury Bill, 0.31%, 10/21/10 (f)	1,498

		13,991

Commercial Paper (4%)
7,500,000	KFWP, 0.13%, 3/19/10	7,499
5,000,000	KOCHRE, 0.17%, 2/2/10	5,000
4,250,000	Macquarie Bank Ltd., 0.33%, 7/26/10	4,250

		16,749

Total Bonds (Cost-$423,433)		426,271

Investment Company (Cost-$15) (0%)
15,213	Payden Cash Reserves Money Market Fund *	15

Total (Cost-$423,448) (a) (101%)		426,286
Liabilities in excess of Other Assets (-1%)		(2,388)

Net Assets (100%)		$423,898

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$9,122
Unrealized depreciation	(6,284)

Net unrealized appreciation	$2,838

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $3,267 and the total market value of the collateral held by the fund is $3,335.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

(f)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Asset:
2/9/2010	Sell	Euro	20,270	$955
Liabilities:
2/1/2010	Buy	Euro	1,772	$(20)
2/9/2010	Sell	Japanese Yen	274,800	(62)

				$(82)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
148	U.S. Treasury 2 Year Note Future	Mar-10	$32,257	$(119)
250	U.S. Treasury 5 Year Note Future	Mar-10	29,115	(94)
13	U.S. Treasury 10 Year Note Future	Mar-10	1,536	2

				$(211)

Payden U.S. Government Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (98%)
FDIC Guaranteed (12%)
670,000	Bank of America Corp., 2.10%, 4/30/12	$684
1,500,000	Bank of the West, 2.15%, 3/27/12	1,533
2,000,000	Citigroup Funding Inc., 2.125%, 7/12/12	2,038
3,200,000	General Electric Capital Corp., 2.20%, 6/8/12	3,270
700,000	HSBC USA Inc., 3.125%, 12/16/11 (b)	729
185,000	JPMorgan Chase & Co., 3.125%, 12/1/11	193
375,000	Morgan Stanley, 2.25%, 3/13/12	384
1,100,000	State Street Corp., 2.15%, 4/30/12 (b)	1,123
1,000,000	US Bancorp, 2.25%, 3/13/12 (b)	1,024
950,000	Wells Fargo & Co., 2.125%, 6/15/12	969
430,000	Western Corporate Federal Credit Union, 1.75%, 11/2/12	433

		12,380

Mortgage Backed (32%)
427,358	FG G13328 30YR, 6.00%, 11/1/22	460
837,856	FG M80911 7YR, 4.00%, 4/1/11	853
731,434	FH 1B2420 ARM, 5.07%, 11/1/35	765
1,457,462	FH 1G1745 ARM, 5.13%, 8/1/35	1,518
682,700	FH 1J1279 ARM, 5.83%, 4/1/36	724
818,237	FH 1K0030 ARM, 5.99%, 7/1/36	847
1,405,460	FH 1Q0044 ARM, 5.32%, 4/1/36	1,478
867,738	FHLMC 1Q0232 ARM, 5.41%, 12/1/36	915
400,182	FHLMC, 5.25%, 8/15/11	413
1,091,368	FHR 2929 AC, 4.50%, 12/15/22	1,129
1,421,386	FHR 3540 CD, 2.00%, 6/15/14	1,428
429,078	FN 708229 ARM, 3.03%, 4/1/33	448
469,516	FN 743821 ARM, 2.875%, 11/1/33	476
1,532,072	FN 745950 30YR, 6.00%, 11/1/36	1,640
321,730	FN 755867 ARM, 3.07%, 12/1/33	330
171,563	FN 790762 ARM, 3.15%, 9/1/34	176
247,093	FN 790764 ARM, 3.19%, 9/1/34	253
284,176	FN 794792 ARM, 2.99%, 10/1/34	289
1,441,392	FN 797889 ARM, 4.368%, 1/1/35	1,507
590,789	FN 878544 ARM, 5.32%, 3/1/36	621
886,131	FN 889207 ARM, 4.02%, 4/1/37	919
2,311,835	FN 995050 30YR, 6.00%, 9/1/37	2,475
271,411	FNMA 794797 ARM, 2.78%, 10/1/34	276
321,379	FNMA 843045 ARM, 5.03%, 9/1/35	339
636,249	FNMA 850120 ARM, 5.29%, 10/1/35	665
1,114,189	FNMA 887019 ARM, 5.85%, 6/1/36	1,182
1,133,198	G2 3809 30YR, 6.50%, 1/20/36	1,219
1,562,280	G2 4195 30YR, 6.00%, 7/20/38	1,675
910,508	G2 4196 30YR, 6.50%, 7/20/38	980
232,156	G2 4223 30YR, 6.50%, 8/20/38	250
666,818	G2 4246 30YR, 6.50%, 9/20/38	717
1,158,109	G2 4405 15YR, 4.50%, 4/20/24	1,214
803,905	GN 697649 30YR, 6.00%, 10/15/38	859
530,352	GN 700755 30YR, 6.50%, 10/15/38	569
546,786	GN 704005 30YR, 6.50%, 11/15/38	587
864,781	GN 705983 30YR, 6.50%, 1/15/39	928
333,272	GNR 03-98 PC, 5.00%, 2/20/29	341
403,281	GNR 04-73 JM, 0.00%, 9/16/34	335
563,953	GNR 05-58 NJ, 4.50%, 8/20/35	589

		32,389

Principal		Value
or Shares	Security Description	(000)
U.S. Government Agency (47%)
155,000	FFCB, 1.75%, 2/21/13	156
2,720,000	FFCB, 1.875%, 12/7/12	2,747
2,000,000	FFCB, 2.45%, 12/3/13	1,995
2,500,000	FFCB, 3.70%, 5/15/13	2,655
2,000,000	FHLB, 1.00%, 12/28/11	2,000
2,680,000	FHLB, 1.45%, 1/27/12	2,687
2,500,000	FHLB, 1.50%, 1/16/13 (b)	2,496
3,000,000	FHLB, 1.625%, 11/21/12	3,011
2,500,000	FHLB, 2.00%, 7/27/12	2,514
3,000,000	FHLB, 3.625%, 10/18/13	3,171
1,000,000	FHLMC, 1.25%, 1/26/12	1,001
2,000,000	FHLMC, 2.00%, 4/27/12	2,025
1,700,000	FHLMC, 4.125%, 9/27/13	1,827
2,000,000	FNMA, 0.875%, 1/12/12	1,997
2,000,000	FNMA, 2.05%, 7/30/12	2,009
6,000,000	FNMA, 2.625%, 11/20/14	6,016
3,802,000	FNMA, 2.75%, 3/13/14	3,885
700,000	FNMA, 2.875%, 12/11/13	721
4,000,000	FNMA, 4.75%, 11/19/12	4,358

		47,271

U.S. Treasury (5%)
2,000,000	U.S. Treasury Note, 2.00%, 11/30/13	2,016
950,000	U.S. Treasury Note, 2.875%, 1/31/13	993
1,500,000	U.S. Treasury Note, 3.125%, 9/30/13	1,575
500,000	U.S. Treasury Note, 3.375%, 6/30/13 (c)	530

		5,114

U.S. Treasury Inflation Indexed Notes (2%)
1,941,213	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10	1,951

Total Bonds (Cost-$97,423)		99,105

Investment Company (Cost-$922) (1%)
921,744	Payden Cash Reserves Money Market Fund *	922

Total (Cost-$98,345) (a) (99%)		100,027
Other Assets, net of Liabilities (1%)		1,276

Net Assets (100%)		$101,303

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,698
Unrealized depreciation	(16)

Net unrealized appreciation	$1,682

(b)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $4,448 and the total market value of the collateral held by the fund is $4,552.

(c)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
53	U.S. Treasury 2 Year Note Future	Mar-10	$11,552	$(42)

Payden GNMA Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (155%)
Mortgage Backed (152%)
11,331,191	FH 1A0001 ARM, 4.88%, 4/1/35	$11,725
1,176,653	FH 1B3142 ARM, 3.52%, 11/1/36	1,218
6,167,810	FH 1B4282 ARM, 5.05%, 10/1/38	6,444
8,961,985	FH 1G0501 ARM, 4.762%, 6/1/35	9,279
7,737,269	FH 1J1279 ARM, 5.83%, 4/1/36	8,208
9,487,839	FH 1Q0062 ARM, 5.15%, 11/1/35	9,943
290,550	FH 780444 ARM, 2.75%, 3/1/33	297
880,559	FH 782784 ARM, 2.75%, 10/1/34	903
3,113,039	FH 847228 ARM, 3.45%, 1/1/34	3,199
6,819,093	FH 848111 ARM, 3.489%, 9/1/37	7,068
8,429,104	FH 849257 ARM, 5.17%, 1/1/36	8,802
6,623,013	FN 03-73 HF, 0.69%, 1/25/31	6,597
8,144,823	FN 745551 30YR, 3.50%, 2/1/36	8,421
4,106,107	FN 832100 ARM, 4.86%, 7/1/35	4,299
2,330,220	FN 889207 ARM, 4.02%, 4/1/37	2,415
5,703,658	FN 920795 ARM, 4.04%, 3/1/34	5,921
9,980,280	FN 995533 ARM, 4.68%, 1/1/37	10,430
61,285	FNR 03-37 QK, 4.00%, 7/25/27	61
2,743,724	FNR 06-101 FE, 0.48%, 10/25/36	2,714
1,490,727	FNR 06-27 BF, 0.54%, 4/25/36	1,466
3,727,660	FNW 04-W2 4A, 4.92%, 2/25/44	3,720
284,681	G2 2591 30YR, 7.00%, 5/20/28	307
4,263,982	G2 3415 30YR, 5.50%, 7/20/33	4,552
3,046,305	G2 3515 30YR, 5.50%, 2/20/34	3,248
4,748,812	G2 3584 30YR, 6.00%, 7/20/34	5,156
3,296,725	G2 3599 30YR, 6.50%, 8/20/34	3,556
1,939,626	G2 3711 30YR, 5.50%, 5/20/35	2,066
5,688,878	G2 3747 30YR, 5.00%, 8/20/35	5,962
4,010,768	G2 3772 30YR, 5.00%, 10/20/35	4,203
5,910,464	G2 3785 30YR, 5.00%, 11/20/35	6,194
2,795,573	G2 3805 30YR, 5.00%, 1/20/36	2,924
1,827,964	G2 3891 30YR, 6.50%, 8/20/36	1,969
6,943,041	G2 4083 30YR, 5.00%, 2/20/38	7,243
2,555,680	G2 4196 30YR, 6.50%, 7/20/38	2,750
11,012,404	G2 4216 30YR, 6.00%, 8/20/38	11,454
13,923,053	G2 4315 30YR, 5.50%, 12/20/38	14,769
10,824,323	G2 4560 30YR, 5.50%, 10/20/39	11,483
8,881,632	G2 701705 30YR, 5.00%, 2/20/39	9,244
6,990,853	G2 710025 30YR, 5.65%, 8/20/59	7,480
9,344,329	G2 713314 30YR, 6.00%, 3/20/39	10,002
839,500	G2 80013 ARM, 4.125%, 11/20/26	869
755,086	G2 80029 ARM, 4.375%, 1/20/27	778
393,197	G2 8006 ARM, 3.625%, 7/20/22	403
4,198,631	G2 80074 ARM, 4.375%, 5/20/27	4,331
635,850	G2 80134 ARM, 4.125%, 11/20/27	654
177,862	G2 80346 ARM, 4.125%, 11/20/29	183
1,646,979	G2 8041 ARM, 3.625%, 8/20/22	1,689
351,946	G2 80507 ARM, 4.375%, 4/20/31	363
288,279	G2 80579 ARM, 4.00%, 2/20/32	294
1,015,561	G2 80593 ARM, 4.375%, 4/20/32	1,046
1,790,773	G2 80611 ARM, 4.375%, 6/20/32	1,846
382,255	G2 80612 ARM, 4.50%, 6/20/32	394
237,249	G2 8062 ARM, 4.125%, 10/20/22	244
611,420	G2 80826 ARM, 4.50%, 2/20/34	631
118,852	G2 80932 ARM, 4.00%, 6/20/34	121

Principal		Value
or Shares	Security Description	(000)
134,440	G2 80934 ARM, 4.50%, 6/20/34	138
932,169	G2 81018 ARM, 3.625%, 8/20/34	945
279,968	G2 81019 ARM, 4.125%, 8/20/34	288
63,700	G2 81044 ARM, 3.625%, 8/20/34	65
210,072	G2 8121 ARM, 4.375%, 1/20/23	216
294,833	G2 81402 ARM, 4.00%, 7/20/35	306
109,067	G2 81405 ARM, 4.125%, 7/20/35	112
122,444	G2 81696 ARM, 3.50%, 6/20/36	125
816,730	G2 81938 30YR, 2.625%, 7/20/37	827
6,021,838	G2 82158 ARM, 4.50%, 9/20/38	6,226
1,717,993	G2 82245 30YR, 5.00%, 12/20/38	1,752
296,832	G2 8228 ARM, 3.625%, 7/20/23	304
11,927,928	G2 82428 ARM, 4.00%, 11/20/39	12,316
258,087	G2 8301 ARM, 4.125%, 10/20/23	265
290,647	G2 8339 ARM, 4.125%, 12/20/23	298
299,660	G2 8595 ARM, 4.375%, 2/20/25	310
185,772	G2 8855 ARM, 4.125%, 10/20/21	192
200,744	G2 8867 ARM, 4.125%, 11/20/21	206
2,531,703	G2 8991 ARM, 4.125%, 10/20/26	2,604
6,058,588	GN 455989 15YR, 5.00%, 7/15/26	6,375
553,772	GN 582100 30YR, 7.50%, 4/15/32	626
2,313,929	GN 605099 30YR, 5.50%, 3/15/34	2,465
3,207,492	GN 605301 30YR, 5.50%, 7/15/34	3,400
1,688,067	GN 615263 30YR, 6.00%, 6/15/33	1,805
4,277,753	GN 616826 30YR, 5.50%, 1/15/35	4,552
1,533,548	GN 629903 35YR, 5.80%, 6/15/42	1,645
6,925,349	GN 630057 30YR, 5.13%, 4/15/48	7,105
529,590	GN 658144 15YR, 6.50% 10/15/21	572
730,530	GN 658148 15YR, 6.50% 11/15/21	789
2,836,492	GN 670403 30YR, 6.50%, 2/15/38	3,044
9,652,835	GN 677101 30YR, 5.50%, 7/15/38	10,232
4,075,147	GN 677318 30YR, 6.00%, 9/15/38	4,356
1,455,898	GN 677378 30YR, 7.00%, 10/15/38	1,589
1,974,979	GN 690008 30YR, 7.00%, 10/15/38	2,155
3,415,737	GN 693184 30YR, 6.00%, 10/15/38	3,651
4,066,800	GN 693553 30YR, 6.00%, 7/15/38	4,347
3,815,646	GN 693559 30YR, 6.00%, 7/15/38	4,079
4,075,492	GN 693570 30YR, 6.00%, 7/15/38	4,357
4,845,865	GN 694412 30YR, 6.00%, 9/15/38	5,180
2,224,826	GN 697066 30YR, 5.00%, 3/15/39	2,318
7,915,550	GN 698035 30YR, 6.00%, 1/15/39	8,462
9,521,751	GN 698196 30YR, 4.50%, 6/15/39	9,673
5,607,999	GN 698606 30YR, 6.00%, 11/15/38	5,995
8,106,175	GN 704143 30YR, 6.50%, 12/15/38	8,698
9,907,334	GN 704439 30YR, 4.50%, 3/15/39	10,064
9,936,121	GN 704489 30YR, 5.50%, 4/15/39	10,533
9,918,072	GN 710868 30YR, 5.50%, 9/15/39	10,514
2,717,410	GN 713930 30YR, 5.00%, 10/15/39	2,831
73,771	GN 780619 15YR, 7.00%, 8/15/12	77
486,570	GN 781324 30YR, 7.00%, 7/15/31	543
349,410	GN 781445 30YR, 8.00%, 11/15/31	402
1,506,274	GN 781527 30YR, 6.00%, 11/15/32	1,626
2,697,021	GN 781810 30YR, 5.50%, 10/15/34	2,859
7,203,549	GN 782272 30YR, 5.50%, 2/15/38	7,636
14,040,388	GN 782778 30YR, 6.50%, 1/15/33	15,191
8,736,873	GN 782794 15YR, 6.50%, 10/15/23	9,430
25,000,000	GNMA 4.50%, 30YR TBA (b)	25,234
106,450,000	GNMA 5.00%, 30YR TBA (b)	110,442
32,500,000	GNMA 5.50%, 30YR TBA (b)	34,399
104,950,000	GNMA 5.50%, 30YR TBA (b)	110,788
42,000,000	GNMA 6.00%, 30YR TBA (b)	44,848
1,298,468	GNR 00-22 FG, 0.44%, 5/16/30	1,300

Principal		Value
or Shares	Security Description	(000)
252,530	GNR 00-26 DF, 0.64%, 9/20/30	251
650,958	GNR 00-26 FA, 0.79%, 9/20/30	651
683,611	GNR 00-9 FG, 0.84%, 2/16/30	682
374,702	GNR 00-9 FH, 0.74%, 2/16/30	375
540,706	GNR 01-11 FB, 0.49%, 9/17/29	538
841,466	GNR 01-19 F, 0.74%, 5/16/31	836
174,979	GNR 01-21 FN, 0.44%, 8/16/22	173
350,601	GNR 01-26 F, 0.59%, 5/16/31	348
81,861	GNR 01-33 F, 0.69%, 7/20/31	82
4,458,352	GNR 01-47 FA, 0.64%, 9/16/31	4,490
2,027,100	GNR 01-59 FA, 0.64%, 11/16/24	2,023
1,739,645	GNR 01-64 F, 0.58%, 11/20/31	1,736
972,913	GNR 02-11 FJ, 0.74%, 2/20/32	973
1,110,309	GNR 02-13 FA, 0.74%, 2/16/32	1,107
448,817	GNR 02-24 FA, 0.74%, 4/16/32	447
328,531	GNR 02-4 FY, 0.69%, 1/16/32	328
532,323	GNR 02-41 HF, 0.64%, 6/16/32	527
2,700,146	GNR 02-48 FT, 0.44%, 12/16/26	2,707
2,444,973	GNR 02-72 FA, 0.64%, 10/20/32	2,427
4,365,854	GNR 02-76 F, 0.44%, 1/16/31	4,378
495,167	GNR 02-76 FY, 0.54%, 12/16/26	491
2,483,715	GNR 03-35 CF, 0.54%, 3/16/33	2,462
11,874,648	GNR 04-49 F, 0.63%, 11/20/30	11,870
12,000,000	GNR 04-5 PF, 0.78%, 2/20/33	12,006
8,436,946	GNR 04-56 F, 0.63%, 6/20/33	8,373
2,236,822	GNR 04-59 FH, 0.49%, 8/16/34	2,212
4,201,763	GNR 04-73 JM, 0.00%, 9/16/34	3,491
8,000,000	GNR 04-80 FM, 0.54%, 7/20/34	7,945
1,478,362	GNR 06-47 FA, 0.44%, 8/16/36	1,464
1,129,762	GNR 06-62 FB, 0.40%, 11/20/36	1,119
10,037,461	GNR 07-51 JF, 0.49%, 6/20/37	9,946
1,091,568	GNR 07-59 FJ, 0.54%, 7/20/37	1,085
3,432,068	GNR 08-2 FH, 0.69%, 1/20/38	3,406
4,672,349	GNR 08-67 UF, 0.69%, 6/20/38	4,725
4,555,541	GNR 08-70 A, 5.50%, 9/20/35	4,707
238,319	GNR 08-72 EF, 1.09%, 3/20/34	238
59,946,956	GNR 09-111 IO, 1.82%, 9/16/51	5,152
1,306,662	GNR 97-13 F, 0.75%, 9/16/27	1,297
1,230,442	GNR 99-18 FA, 0.53%, 5/16/29	1,223
1,023,016	GNR 99-40 FE, 0.79%, 11/16/29	1,025
1,059,363	GNR 99-40 FK, 0.79%, 11/16/29	1,054
490,981	GNR 99-43 FA, 0.69%, 11/16/29	492
1,302,769	GNR 99-45 FC, 0.64%, 12/16/29	1,305
1,563,322	GNR 99-45 FH, 0.69%, 12/16/29	1,566

		888,953

U.S. Government Agency (1%)
6,000,000	FHLMC Disc Note, 0.16%, 7/12/10 (c)	5,997
U.S. Treasury (2%)
500,000	U.S. Treasury Bill, 0.15%, 6/3/10 (c)	500
10,000,000	U.S. Treasury Note, 6.25%, 8/15/23	12,222

		12,722

Total Bonds (Cost-$893,477)		907,672

Investment Company (Cost-$1,209) (0%)
1,208,847	Payden Cash Reserves Money Market Fund *	1,209

Total (Cost-$894,686) (a) (155%)		908,881
Liabilities in excess of Other Assets (-55%)		(323,394)

Net Assets (100%)		$585,487

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$15,419
Unrealized depreciation	(1,224)

Net unrealized appreciation	$14,195

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.
Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
650	U.S. Treasury 2 Year Note Future	Mar-10	$141,670	$(412)

Payden Core Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (105%)
Asset Backed (1%)
158,072	Chase Funding Mortgage Loan Asset-Backed Cerificates, 0.90%, 11/25/32	$127
2,902,717	L.A. Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	2,779
153,432	Landmark Mortgage Securities PLC, 0.82%, 6/17/38 (f)	207
213,953	Sequoia Mortgage Trust, 0.64%, 10/20/27	184
70,766	Structured Asset Investment Loan Trust, 0.74%, 9/25/34	57
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	239

		3,593

Corporate (44%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	2,031
654,000	American Electric Power Co. Inc., 5.375%, 3/15/10	658
1,854,000	American Express Credit Corp., 5.125%, 8/25/14	1,976
1,042,000	Anadarko Finance Co., 6.75%, 5/1/11	1,100
703,000	Anadarko Finance Co., 7.50%, 5/1/31	797
1,055,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	1,222
2,447,000	Anheuser-Busch InBev Worldwide Inc. 144A, 5.375%, 1/15/20 (b)	2,515
2,590,000	ArcelorMittal, 9.85%, 6/1/19	3,295
4,165,000	AT&T Wireless, 8.125%, 5/1/12	4,745
879,000	AT&T Wireless, 8.75%, 3/1/31	1,143
2,550,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (e)	2,528
1,510,000	Bank of America Corp., 5.75%, 12/1/17	1,542
685,000	Bank of America Corp., 7.625%, 6/1/19	785
2,275,000	Barclays Bank PLC, 5.12%, 1/8/20	2,253
1,150,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,197
1,085,000	BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	1,193
774,000	Boston Properties LP, 6.25%, 1/15/13	845
1,930,000	Bottling Group LLC, 6.95%, 3/15/14	2,253
852,000	Burlington Northern Santa Fe Corp., 5.65%, 5/1/17	928
1,020,000	Canadian National Resources Ltd., 4.90%, 12/1/14	1,101
1,475,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	1,560
2,430,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	2,545
1,160,000	Cisco Systems Inc., 5.25%, 2/22/11	1,215
1,275,000	Cisco Systems Inc., 5.90%, 2/15/39	1,299
1,425,000	CME Group Inc., 5.40%, 8/1/13	1,569
675,000	Coca-Cola Enterprises Inc., 7.375%, 3/3/14	794
155,000	Comcast Corp., 5.70%, 5/15/18	164
3,195,000	Comcast Corp., 6.50%, 1/15/17	3,578
1,270,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	1,241
1,170,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	1,163
1,707,000	Costco Wholesale Corp., 5.50%, 3/15/17	1,859
1,828,000	Cox Communications Inc., 5.45%, 12/15/14	2,005
2,295,000	Credit Suisse New York, 6.00%, 2/15/18	2,427
1,730,000	Credit Suisse, 5.40%, 1/14/20	1,731
1,120,000	CSX Corp., 5.60%, 5/1/17	1,192
1,724,000	Daimler Finance North America LLC, 5.75%, 9/8/11	1,833
2,250,000	Delhaize America Inc., 9.00%, 4/15/31	2,881
1,700,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14	1,807
1,235,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	1,345
1,487,000	Dominion Resources Inc., 5.20%, 8/15/19	1,528
361,000	Dominion Resources Inc., 8.875%, 1/15/19	458
1,200,000	Dow Chemical Co., 4.85%, 8/15/12	1,283
1,558,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	1,774
1,540,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	1,688
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,886
2,670,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,670
1,125,000	EnCana Corp., 6.50%, 8/15/34	1,211
1,673,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	1,829

Principal		Value
or Shares	Security Description	(000)

2,465,000	Exelon Corp., 4.90%, 6/15/15	2,591
595,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	608
2,350,000	Export-Import Bank of Korea, 5.875%, 1/14/15	2,529
426,000	Express Scripts Inc., 7.25%, 6/15/19	497
744,000	FPL Group Capital Inc., 6.00%, 3/1/19	810
1,030,000	France Telecom SA, 8.50%, 3/1/31	1,368
2,440,000	General Electric Capital Corp., 3.75%, 11/14/14	2,438
2,605,000	General Electric Capital Corp., 5.875%, 1/14/38	2,420
2,347,000	General Electric Capital Corp., 6.00%, 8/7/19	2,434
2,610,000	General Electric Co., 5.25%, 12/6/17	2,730
1,890,000	General Mills Inc., 6.00%, 2/15/12	2,075
1,395,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	1,516
1,250,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	1,363
1,335,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	1,464
2,490,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	2,654
1,155,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	1,146
2,410,000	Grupo Televisa SA, 6.00%, 5/15/18	2,493
3,100,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	3,137
1,350,000	Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	1,494
1,020,000	Intuit Inc., 5.75%, 3/15/17	1,086
1,202,000	John Deere Capital Corp., 7.00%, 3/15/12	1,342
1,362,000	JPMorgan Chase & Co., 6.30%, 4/23/19	1,509
700,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (g)	768
2,295,000	Kellogg Co., 5.125%, 12/3/12	2,508
953,000	KeySpan Corp., 7.625%, 11/15/10	1,003
2,585,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	2,805
708,000	Kroger Co., 3.90%, 10/1/15	723
1,040,000	Kroger Co., 7.50%, 1/15/14	1,208
1,240,000	Kroger Co., 7.50%, 4/1/31	1,460
2,390,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	2,379
1,264,000	Lockheed Martin Corp., 6.15%, 9/1/36	1,357
1,260,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	1,293
3,955,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	3,916
1,290,000	Marathon Oil Corp., 5.90%, 3/15/18	1,364
1,650,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	1,753
603,000	McDonald’s Corp., 5.00%, 2/1/19	642
1,281,000	McKesson Corp., 5.25%, 3/1/13	1,378
1,190,000	Medco Health Solutions Inc., 7.25%, 8/15/13	1,359
2,200,000	Merrill Lynch & Co., 6.875%, 4/25/18	2,379
1,025,000	MetLife Inc., 6.75%, 6/1/16	1,175
925,000	Microsoft Corp., 5.20%, 6/1/39	927
2,066,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	2,131
1,100,000	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (g)	1,241
3,866,000	Morgan Stanley, 4.10%, 1/26/15	3,850
1,750,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	1,738
1,975,000	News America Inc., 6.65%, 11/15/37	2,123
1,260,000	Nissan Motor Acceptance 144A, 4.50%, 1/30/15 (b)	1,267
2,550,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,681
1,735,000	NYSE Euronext, 4.80%, 6/28/13	1,865
1,305,000	Oracle Corp., 5.75%, 4/15/18	1,429
1,409,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	1,473
1,405,000	Petro-Canada, 6.05%, 5/15/18	1,532
2,710,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	2,677
2,060,000	Petronas Capital Ltd., 7.875%, 5/22/22 (g)	2,504
1,350,000	Pfizer Inc., 6.20%, 3/15/19	1,516
2,120,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	2,165
2,556,000	Prudential Financial Inc., 4.75%, 9/17/15	2,670
1,140,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	1,241
1,000,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 5.50%, 9/30/14 (b)	1,054
2,900,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	3,165
970,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	1,034
1,415,000	Rogers Communications Inc., 6.80%, 8/15/18	1,612
281,000	Safeway Inc., 5.00%, 8/15/19	285

Principal		Value
or Shares	Security Description	(000)

1,207,000	Safeway Inc., 7.25%, 2/1/31	1,388
235,000	Sempra Energy, 9.80%, 2/15/19	306
1,620,000	Simon Property Group LP, 5.65%, 2/1/20	1,623
1,140,000	Simon Property Group LP, 6.125%, 5/30/18	1,199
1,230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	1,238
1,769,000	Telecom Italia Capital, 6.00%, 9/30/34	1,685
815,000	Telecom Italia Capital, 6.175%, 6/18/14	895
840,000	Telefonica Emisiones SAU, 4.949%, 1/15/15	899
1,895,000	Telefonica Emisiones SAU, 6.22%, 7/3/17	2,113
1,205,000	Textron Financial Corp., 4.60%, 5/3/10	1,205
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,448
1,425,000	Time Warner Cable Inc., 6.75%, 6/15/39	1,516
739,000	Time Warner Cable Inc., 7.50%, 4/1/14	864
1,103,000	Time Warner Inc., 5.50%, 11/15/11	1,179
1,160,000	TransCanada Pipelines Ltd., 7.25%, 8/15/38	1,373
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,442
1,235,000	UnitedHealth Group Inc., 5.25%, 3/15/11	1,287
1,168,000	UnitedHealth Group Inc., 5.375%, 3/15/16	1,243
496,000	Vale Overseas Ltd., 6.87%, 11/21/36	512
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,747
805,000	Verizon Communications Inc., 5.85%, 9/15/35	794
1,590,000	Verizon Communications Inc., 6.35%, 4/1/19	1,763
965,000	Verizon Communications Inc., 8.75%, 11/1/18	1,220
845,000	Viacom Inc., 4.375%, 9/15/14	883
1,168,000	Vodafone Group PLC, 4.15%, 6/10/14	1,226
724,000	Vodafone Group PLC, 5.45%, 6/10/19	755
1,195,000	Vodafone Group PLC, 6.15%, 2/27/37	1,238
1,175,000	Walgreen Co., 5.25%, 1/15/19	1,279
1,570,000	Wal-Mart Stores Inc., 6.50%, 8/15/37	1,766
1,620,000	WellPoint Inc., 5.85%, 1/15/36	1,617
735,000	Wells Fargo & Co., 4.375%, 1/31/13	774
2,585,000	Wells Fargo & Co., 5.375%, 2/7/35	2,449
730,000	Wells Fargo & Co., 5.625%, 12/11/17	769
1,760,000	Western Union Co., 5.93%, 10/1/16	1,960
2,301,000	Wyeth, 5.50%, 2/1/14	2,552

		239,203

Foreign Government (7%)
28,000,000	Barclays Bank PLC 144A, 0.00%, 4/8/10 (b) (f)	5,062
8,700,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12 (f)	4,522
258,636	Croatia Government International Bond, 1.25%, 7/30/10	257
1,036,000	Israel Government International Bond, 5.50%, 11/9/16	1,125
1,130,000	Malaysia Government International Bond, 7.50%, 7/15/11	1,227
28,540,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24 (f)	2,546
8,100,000	Poland Government Bond, 5.50%, 10/25/19 (f)	2,683
2,290,000	Republic of Brazil, 7.875%, 3/7/15	2,677
590,000	Republic of Chile, 5.50%, 1/15/13	653
1,962,000	Republic of Korea, 4.875%, 9/22/14	2,080
2,040,000	Republic of Peru, 8.375%, 5/3/16	2,437
1,250,000	Republic of Poland, 5.00%, 10/19/15	1,321
842,000	Republic of Poland, 6.25%, 7/3/12	918
1,360,000	Republic of Poland, 6.375%, 7/15/19	1,478
1,840,000	Republic of South Africa, 6.875%, 5/27/19	2,047
1,278,400	Russian Government International Bond, 7.50%, 3/31/30 (g)	1,442
1,010,000	United Mexican States, 6.375%, 1/16/13	1,129
1,125,000	United Mexican States, 6.75%, 9/27/34	1,187
1,323,000	United Mexican States, 9.875%, 2/1/10	1,330

		36,121

Mortgage Backed (34%)
4,790	Bear Stearns Adjustable Rate Mortgage Trust, 4.25%, 4/25/33	5
7,354,211	FG G02252 30YR, 5.50%, 7/1/36	7,812
15,983,883	FHLMC G02385, 6.00%, 11/1/36	17,142
93,757	First Republic Mortgage Loan Trust, 0.64%, 11/15/32	82
12,349,657	FN 254766, 5.00%, 6/1/33	12,907

Principal		Value
or Shares	Security Description	(000)

4,385,430	FN 745418 ARM, 5.50%, 4/1/36	4,652
10,882,732	FN 888823, 5.50%, 3/1/37	11,550
6,464,300	FN 905759 ARM, 5.87%, 12/1/36	6,864
9,670,827	FN 995050 30YR, 6.00%, 9/1/37	10,355
20,730,000	FNMA 5.00%, 30YR TBA (c)	21,459
5,880,000	FNMA 5.50%, 30YR TBA (c)	6,229
967,052	FNMA 670385, 6.50%, 9/1/32	1,056
9,828,794	FNMA 725423, 5.50%, 5/1/34	10,457
9,364,349	FNMA 725424, 5.50%, 4/1/34	9,933
2,621,206	FNMA 725425, 5.50%, 4/1/34	2,797
11,324,830	FNMA 739821, 5.00%, 9/1/33	11,817
2,641,118	FNW 04-W2 4A, 4.92%, 2/25/44	2,635
8,947,637	GN 698011 30YR, 5.50%, 1/15/39	9,485
12,084,406	GN 698035 30YR, 6.00%, 1/15/39	12,918
12,110,000	GNMA 5.50%, 30YR TBA (c)	12,818
1,200,000	GNMA 5.50%, 30YR TBA (c)	1,267
250,000	Gracechurch Mortgage Financing PLC 144A, 0.65%, 11/20/56 (b)	249
300,000	Granite Master Trust PLC, 0.67%, 12/17/54	108
255,251	Harborview Mortgage Loan Trust, 3.59%, 1/19/35	190
296,690	MLCC Mortgage Investors, Inc., 2.63%, 8/25/29	282
94,856	Morgan Stanley Mortgage Loan Trust, 3.14%, 7/25/34	82
28,071	Option One Mortgage Loan Trust, 1.36%, 2/25/32	15
165,633	Structured Asset Mortgage Investments Inc., 3.27%, 2/19/35	125
181,519	Structured Asset Mortgage Investments Inc., 4.61%, 7/25/32	174
37,972	Structured Asset Securities Corp., 2.61%, 8/25/32	38
3,219,037	Thornburg Mortgage Securities Trust, 0.61%, 9/25/44	2,794
181,817	WaMu Mortgage Pass Through Certificates, 0.67%, 6/25/44	118
7,660,000	WaMu Mortgage Pass Through Certificates, 5.23%, 1/25/36	5,990

		184,405

Municipal (0%)
1,495,000	California State, 7.55%, 4/1/39	1,469
Supranational (1%)
1,260,000	European Investment Bank, 4.625%, 5/15/14	1,377
2,720,000	European Investment Bank, 5.00%, 2/8/10	2,720
630,000	European Investment Bank, 5.125%, 9/13/16	700
2,050,000	Inter-American Development Bank, 3.875%, 9/17/19	2,046
1,120,000	International Bank for Reconstruction & Development, 5.00%, 4/1/16	1,230

		8,073

U.S. Government Agency (4%)
8,800,000	FHLB, 1.45%, 1/27/12	8,821
630,000	FHLB, 4.00%, 9/6/13	674
2,700,000	FHLMC, 1.375%, 1/9/13	2,687
7,390,000	FNMA, 2.625%, 11/20/14	7,409

		19,591

U.S. Treasury (10%)
50,000,000	U.S. Treasury Bill, 0.18%, 4/29/10 (d)	49,991
1,400,000	U.S. Treasury Note, 1.125%, 6/30/11	1,413
900,000	U.S. Treasury Note, 3.125%, 8/31/13	946
1,200,000	U.S. Treasury Note, 4.375%, 11/15/39	1,174
700,000	U.S. Treasury Note, 6.125%, 11/15/27	855

		54,379

U.S. Treasury Inflation Indexed Notes (4%)
21,761,187	U.S. Treasury Inflation Indexed, 0.875%, 4/15/10	21,867

Total Bonds (Cost-$549,995)		568,701

Investment Company (Cost-$5,257) (1%)
5,256,827	Payden Cash Reserves Money Market Fund *	5,257

Total (Cost-$555,252) (a) (106%)		573,958

Liabilities in excess of Other Assets (-6%)		(30,738)

Net Assets (100%)		$543,220

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$21,650
Unrealized depreciation	(2,944)

Net unrealized appreciation	$18,706

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Yield to maturity at time of purchase.

(e)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $619 and the total market value of the collateral held by the fund is $637.

(f)	Par in foreign currency.

(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
4/15/2010	Sell	Brazilian Real	1,809	$72
4/15/2010	Sell	Czech Republic Koruna	63,910	104
2/10/2010	Sell	Euro	4,688	375
3/29/2010	Sell	Euro	1,864	84
4/15/2010	Sell	Euro	843	43
3/22/2010	Buy	New Taiwan Dollar	82,590	2
4/15/2010	Sell	South African Rand	19,888	56
3/22/2010	Buy	South Korean Won	1,787,000	6

				$742

Liabilities:
2/9/2010	Sell	British Pound	122	$—
4/15/2010	Buy	Israeli Shekel	10,025	(6)
4/8/2010	Sell	Japanese Yen	503,900	(158)
3/22/2010	Buy	Malaysian Ringgit	5,409	(42)
3/22/2010	Buy	New Taiwan Dollar	89,071	(43)
2/10/2010	Buy	Norwegian Krone	38,298	(287)
3/22/2010	Buy	South Korean Won	2,816,000	(39)

				$(575)

Payden Corporate Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (99%)
Corporate (98%)
Consumer Cyclicals (2%)
370,000	Fortune Brands Inc., 3.00%, 6/1/12	$370
200,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	192
140,000	Marks & Spencer PLC 144A, 6.25%, 12/1/17 (b)	149

		711

Consumer Non-Cyclicals (9%)
450,000	Anheuser-Busch InBev Worldwide Inc. 144A, 5.375%, 1/15/20 (b)	462
80,000	Anheuser-Busch InBev Worldwide Inc. 144A, 8.20%, 1/15/39 (b)	104
220,000	Coca-Cola Enterprises Inc., 7.375%, 3/3/14	259
240,000	Costco Wholesale Corp., 5.50%, 3/15/17	261
450,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	512
230,000	Kroger Co., 7.50%, 1/15/14	267
200,000	McDonald’s Corp., 5.00%, 2/1/19	213
120,000	Roche Holdings Inc. 144A, 7.00%, 3/1/39 (b)	146
205,000	Safeway Inc., 5.00%, 8/15/19	208
200,000	Starbucks Corp., 6.25%, 8/15/17	215
230,000	Target Corp., 6.00%, 1/15/18	256
215,000	Walgreen Co., 4.875%, 8/1/13	234
275,000	Wal-Mart Stores Inc., 5.25%, 9/1/35	266
150,000	Yum! Brands, Inc., 6.25%, 3/15/18	165

		3,568

Energy (17%)
255,000	Anadarko Petroleum Corp., 7.625%, 3/15/14	295
245,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	270
275,000	Canadian National Resources Ltd., 4.90%, 12/1/14	297
270,000	ConocoPhillips, 5.75%, 2/1/19	295
210,000	Dominion Resources Inc., 8.875%, 1/15/19	267
260,000	Duke Energy Corp., 6.30%, 2/1/14	292
325,000	EnCana Corp., 6.50%, 8/15/34	350
265,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	290
290,000	Exelon Corp., 4.90%, 6/15/15	305
175,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	179
200,000	General Electric Capital Corp., 5.90%, 5/13/14	218
295,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	320
250,000	Marathon Oil Corp., 5.90%, 3/15/18	264
250,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	258
240,000	Nexen Inc., 7.50%, 7/30/39	273
215,000	NiSource Finance Corp., 6.125%, 3/1/22	225
245,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	256
200,000	Petro-Canada, 6.05%, 5/15/18	218
210,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	207
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	263
225,000	Sempra Energy, 9.80%, 2/15/19	293
45,000	Southern California Edison, 5.95%, 2/1/38	48
60,000	TransCanada Pipelines Ltd., 4.875%, 1/15/15	65
210,000	TransCanada Pipelines Ltd., 7.625%, 1/15/39	259
405,000	Vale Overseas Ltd., 6.25%, 1/11/16	434
200,000	Vale Overseas Ltd., 6.87%, 11/21/36	206

Principal		Value
or Shares	Security Description	(000)

250,000	Valero Energy Corp., 6.875%, 4/15/12	274
125,000	Waste Management Inc., 7.75%, 5/15/32	151
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	217

		7,289

Financial (39%)
125,000	Allstate Corp., 6.20%, 5/16/14	141
250,000	American Express Co., 8.125%, 5/20/19	303
450,000	American Express Credit Corp., 5.125%, 8/25/14	480
100,000	Anadarko Finance Co., 7.50%, 5/1/31	113
170,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	169
400,000	Bank of America Corp., 7.375%, 5/15/14	454
670,000	Bank of America Corp., 7.625%, 6/1/19	768
185,000	Barclays Bank PLC, 5.12%, 1/8/20	183
545,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	568
265,000	BlackRock Inc., 5.00%, 12/10/19	266
300,000	Blackstone Holdings Finance Co. 144A, 6.625%, 8/15/19 (b)	303
145,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	153
110,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	108
100,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	99
415,000	Credit Suisse New York, 6.00%, 2/15/18	439
285,000	Credit Suisse, 5.40%, 1/14/20	285
150,000	Deutsche Bank AG London, 3.875%, 8/18/14	155
230,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	251
270,000	Diageo Capital PLC, 5.20%, 1/30/13	293
300,000	Enel Finance International SA 144A, 6.00%, 10/7/39 (b)	301
375,000	FPL Group Capital Inc., 6.00%, 3/1/19 (c)	408
250,000	Gazprom, 7.288%, 8/16/37 (d)	236
200,000	General Electric Capital Corp., 3.75%, 11/14/14	200
440,000	General Electric Capital Corp., 5.625%, 5/1/18	451
430,000	General Electric Capital Corp., 5.875%, 1/14/38	399
200,000	General Electric Capital Corp., 6.00%, 8/7/19	207
215,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	234
396,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	434
400,000	Goldman Sachs Group Inc., 6.15%, 4/1/18	426
500,000	Goldman Sachs Group Inc., 6.75%, 10/1/37	496
250,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	253
290,000	JPMorgan Chase & Co., 6.30%, 4/23/19	321
115,000	JPMorgan Chase & Co., 6.40%, 5/15/38	125
150,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	165
300,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	299
405,000	Macquarie Group Ltd. 144A, 6.00%, 1/14/20 (b)	401
250,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b) (c)	277
230,000	Merrill Lynch & Co., 6.11%, 1/29/37	210
210,000	Merrill Lynch & Co., 6.15%, 4/25/13	227
135,000	MetLife Inc., 5.70%, 6/15/35	135
290,000	MetLife Inc., 6.75%, 6/1/16	332
330,000	Morgan Stanley, 4.10%, 1/26/15	329
395,000	Morgan Stanley, 5.625%, 9/23/19	399
300,000	Morgan Stanley, 6.00%, 5/13/14	327
130,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	129
95,000	Nissan Motor Acceptance 144A, 4.50%, 1/30/15 (b)	95
160,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	168
90,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	95
200,000	Prudential Financial Inc., 4.75%, 9/17/15	209
250,000	Prudential Financial Inc., 7.375%, 6/15/19	288

Principal		Value
or Shares	Security Description	(000)

115,000	Reed Elsevier Capital Inc., 8.625%, 1/15/19	144
485,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	529
100,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	114
120,000	Simon Property Group LP, 5.65%, 2/1/20	120
210,000	TD Ameritrade Holding Co., 4.15%, 12/1/14	211
200,000	Travelers Companies Inc., 5.90%, 6/2/19	221
310,000	Wachovia Corp., 5.50%, 8/1/35	284
550,000	Wachovia Corp., 5.625%, 10/15/16	573
150,000	Wells Fargo & Co., 4.375%, 1/31/13	158

		16,461

Healthcare (6%)
180,000	Abbott Laboratories, 5.125%, 4/1/19	190
82,000	AmerisourceBergen Corp., 4.875%, 11/15/19	83
301,000	Boston Scientific Corp., 6.40%, 6/15/16	325
300,000	Dow Chemical Co., 5.70%, 5/15/18	308
135,000	Dow Chemical Co., 7.60%, 5/15/14	155
80,000	Dow Chemical Co., 9.40%, 5/15/39	106
230,000	Express Scripts Inc., 7.25%, 6/15/19	269
240,000	Oracle Corp., 5.75%, 4/15/18	263
250,000	Pfizer Inc., 7.20%, 3/15/39	304
285,000	Watson Pharmaceuticals Inc., 5.00%, 8/15/14	298
175,000	WellPoint Inc., 5.85%, 1/15/36	175

		2,476

Industrial (5%)
320,000	Allied Waste North America Inc., 7.125%, 5/15/16	345
170,000	ArcelorMittal, 9.85%, 6/1/19	216
300,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	298
300,000	Daimler Finance North America LLC, 5.75%, 9/8/11	319
350,000	Embraer Overseas Ltd., 6.375%, 1/15/20	350
180,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	184
205,000	Reynolds American Inc., 6.75%, 6/15/17	219
195,000	Textron Inc., 5.60%, 12/1/17	192

		2,123

Technology (2%)
145,000	Adobe Systems Inc., 3.25%, 2/1/15	146
135,000	Boeing Co., 6.875%, 3/15/39	160
250,000	Fiserv Inc., 6.125%, 11/20/12	277
80,000	IBM Corp., 5.87%, 11/29/32	86

		669

Telecommunications (17%)
285,000	America Movil SAB de CV, 5.50%, 3/1/14	311
205,000	American Tower Corp. 144A, 4.625%, 4/1/15 (b)	211
285,000	AT&T Inc., 6.55%, 2/15/39	303
245,000	AT&T Wireless, 8.75%, 3/1/31	319
325,000	British Sky Broadcasting Group PLC 144A, 9.50%, 11/15/18 (b)	426
281,000	CBS Corp., 8.20%, 5/15/14	327
250,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	271
235,000	Comcast Corp., 5.70%, 5/15/18	249
190,000	Comcast Corp., 6.40%, 5/15/38	195
195,000	Cox Communications Inc. 144A, 5.875%, 12/1/16 (b)	211
135,000	Cox Communications Inc., 5.45%, 12/15/14	148
392,000	DirecTV Holdings LLC 144A, 4.75%, 10/1/14 (b)	410
210,000	Grupo Televisa SA, 6.00%, 5/15/18	217
300,000	News America Inc., 6.40%, 12/15/35	314
105,000	Nokia OYJ, 5.375%, 5/15/19	110

Principal		Value
or Shares	Security Description	(000)

150,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	163
250,000	Rogers Communications Inc., 6.80%, 8/15/18	285
95,000	Telecom Italia Capital, 6.00%, 9/30/34	91
150,000	Telecom Italia Capital, 6.175%, 6/18/14	165
60,000	Telefonica Emisiones SAU, 7.045%, 6/20/36	68
180,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	215
245,000	Thomson Reuters Corp., 6.50%, 7/15/18	279
80,000	Time Warner Cable Inc., 5.85%, 5/1/17	86
250,000	Time Warner Cable Inc., 6.75%, 6/15/39	266
50,000	Time Warner Cable Inc., 7.50%, 4/1/14	58
100,000	Time Warner Entertainment Co. LP, 8.375%, 7/15/33	122
250,000	Time Warner Inc., 5.50%, 11/15/11	267
190,000	Time Warner Inc., 7.625%, 4/15/31	224
120,000	Verizon Communications Inc., 5.85%, 9/15/35	118
80,000	Verizon Communications Inc., 6.35%, 4/1/19	89
200,000	Verizon Global Funding Corp., 7.75%, 6/15/32	239
365,000	Viacom Inc., 4.375%, 9/15/14	381

		7,138

Utilities (1%)
35,000	Consolidated Edison Co of New York Inc., 6.75%, 4/1/38	40
140,000	National Grid PLC, 6.30%, 8/1/16	155
355,000	Veolia Environnement, 5.25%, 6/3/13	382

		577

Total Corporate		41,012

U.S. Treasury (1%)
300,000	U.S. Treasury Note, 2.375%, 9/30/14	302

Total Bonds (Cost-$38,523)		41,314

Investment Company (Cost-$574) (1%)
574,343	Payden Cash Reserves Money Market Fund *	574

Total (Cost-$39,097) (a) (100%)		41,888
Other Assets, net of Liabilities (0%)		36

Net Assets (100%)		$41,924

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,813
Unrealized depreciation	(22)

Net unrealized appreciation	$2,791

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $344 and the total market value of the collateral held by the fund is $357.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

Payden High Income Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)

Bonds (98%)
Corporate (96%)
Airport/Port (1%)
3,250,000	Delta Air Lines 144A, 9.50%, 9/15/14 (b)	$3,404
3,300,000	United Airlines Inc. 144A, 9.875%, 8/1/13 (b)	3,350

		6,754

Consumer Cyclicals (18%)
2,985,000	ACCO Brands Corp., 7.625%, 8/15/15	2,813
2,215,000	AMC Entertainment Inc., 8.75%, 6/1/19	2,304
1,105,000	Ameristar Casinos Inc. 144A, 9.25%, 6/1/14 (b)	1,146
3,180,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	3,228
1,440,000	Avis Budget Car Rental LLC, 7.625%, 5/15/14	1,375
820,000	Boyd Gaming Corp., 7.75%, 12/15/12 (c)	828
3,115,000	Burlington Coat Factory Wharehouse Corp., 11.125%, 4/15/14 (c)	3,216
2,605,000	Carrols Corp., 9.00%, 1/15/13	2,657
1,145,000	Constellation Brands Inc., 7.25%, 5/15/17	1,155
3,130,000	Constellation Brands Inc., 7.25%, 9/1/16	3,161
1,441,000	D.R. Horton Inc., 5.375%, 6/15/12	1,463
930,000	Dave & Buster’s Inc., 11.25%, 3/15/14	979
2,485,000	Denny’s Holdings Inc., 10.00%, 10/1/12	2,547
3,305,000	Dollar General Corp., 10.625%, 7/15/15 (c)	3,640
1,500,000	Elizabeth Arden Inc., 7.75%, 1/15/14	1,493
3,000,000	Equinox Holdings Inc. 144A, 9.50%, 2/1/16 (b) (c)	2,970
2,520,000	GameStop Corp., 8.00%, 10/1/12	2,596
2,650,000	Harrah’s Operating Co. Inc., 11.25%, 6/1/17	2,828
4,900,000	Hertz Corp., 8.875%, 1/1/14	4,961
4,775,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	4,835
5,085,000	Iron Mountain Inc., 7.75%, 1/15/15	5,149
1,000,000	Iron Mountain Inc., 8.375%, 8/15/21	1,043
1,235,000	Isle of Capri Casinos Inc., 7.00%, 3/1/14 (c)	1,104
1,985,000	Jarden Corp., 7.50%, 5/1/17	2,005
2,800,000	Jarden Corp., 8.00%, 5/1/16	2,933
555,000	JC Penney Corp. Inc., 5.75%, 2/15/18	547
3,200,000	K Hovnanian Enterprises Inc. 144A, 10.625%, 10/15/16 (b)	3,424
920,000	KB Home, 6.25%, 6/15/15	876
302,000	KB Home, 6.375%, 8/15/11	311
3,440,000	Lennar Corp., 5.60%, 5/31/15	3,165
1,170,000	Leslie’s Poolmart, 7.75%, 2/1/13	1,183
635,000	Levi Strauss & Co., 8.875%, 4/1/16	664
2,050,000	Levi Strauss & Co., 9.75%, 1/15/15	2,152
3,500,000	Limited Brands Inc., 6.90%, 7/15/17	3,448
6,635,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	6,370
3,775,000	MGM Mirage, 6.75%, 4/1/13	3,454
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14 (c)	1,269
2,105,000	NPC International, Inc., 9.50%, 5/1/14	2,105
855,000	Penn National Gaming Inc. 144A, 8.75%, 8/15/19 (b)	876
2,035,000	Penn National Gaming Inc., 6.75%, 3/1/15	1,974
1,475,000	Phillips-Van Heusen Corp., 7.25%, 2/15/11	1,486
3,540,000	Pinnacle Entertainment Inc., 7.50%, 6/15/15	3,292
3,000,000	QVC Inc. 144A, 7.50%, 10/1/19 (b)	3,090
3,300,000	Rite Aid Corp., 10.375%, 7/15/16	3,498
2,750,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	2,736
2,400,000	RSC Equipment Rental Inc., 9.50%, 12/1/14	2,442
2,645,000	Sally Holdings LLC, 9.25%, 11/15/14 (c)	2,756
3,080,000	Sealy Mattress Co., 8.25%, 6/15/14	3,080
3,425,000	Starwood Hotels & Resorts Worldwide Inc., 7.875%, 10/15/14	3,665

Principal		Value
or Shares	Security Description	(000)

63,000	Toll Brothers Finance Corp., 6.875%, 11/15/12	67
1,200,000	Toll Brothers Finance Corp., 8.91%, 10/15/17	1,382
2,860,000	Toys “R” Us Property Co. LLC 144A, 8.50%, 12/1/17 (b)	2,960
1,000,000	Universal City Development Partners Ltd. 144A, 8.875%, 11/15/15 (b)	1,012
2,475,000	Visant Corp., 7.625%, 10/1/12	2,500
3,150,000	WMG Acquisition Corp. 144A, 9.50%, 6/15/16 (b)	3,394
4,300,000	Wynn Las Vegas LLC, 6.625%, 12/1/14 (c)	4,139
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15 (c)	1,005

		136,751

Consumer Non-Cyclicals (8%)
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,172
7,855,000	Alliance One International Inc. 144A, 10.00%, 7/15/16 (b)	8,366
1,000,000	Aramark Corp., 3.78%, 2/1/15	910
5,610,000	Aramark Corp., 8.50%, 2/1/15	5,652
2,805,000	Corrections Corp of America, 6.25%, 3/15/13	2,826
2,965,000	Dean Foods Co., 7.00%, 6/1/16 (c)	2,906
3,210,000	Del Monte Corp. 144A, 7.50%, 10/15/19 (b)	3,314
1,000,000	Geo Group Inc. 144A, 7.75%, 10/15/17 (b)	1,025
4,180,000	Great Atlantic & Pacific Tea Co. 144A, 11.375%, 8/1/15 (b)	4,096
2,760,000	Ingles Markets Inc., 8.875%, 5/15/17	2,874
3,280,000	JBS SA 144A, 10.50%, 8/4/16 (b) (c)	3,559
2,850,000	Landry’s Restaurant Inc. 144A, 11.625%, 12/1/15 (b)	3,064
3,155,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17 (c)	3,273
2,740,000	Pinnacle Foods Finance LLC, 9.25%, 4/1/15	2,767
3,100,000	Revlon Consumer Products Corp. 144A, 9.75%, 11/15/15 (b)	3,212
1,000,000	Smithfield Foods Inc. 144A, 10.00%, 7/15/14 (b) (c)	1,094
135,000	Smithfield Foods Inc., 7.00%, 8/1/11 (c)	136
3,155,000	Stater Brothers Holdings, 8.125%, 6/15/12	3,202
875,000	SUPERVALU Inc., 7.50%, 11/15/14	882
1,975,000	SUPERVALU Inc., 8.00%, 5/1/16	1,985
2,170,000	Susser Holdings LLC, 10.625%, 12/15/13	2,270

		58,585

Energy (12%)
2,300,000	AmeriGas Partners LP/Eagle Finance Corp., 7.125%, 5/20/16	2,340
1,970,000	Arch Coal Inc. 144A, 8.75%, 8/1/16 (b)	2,108
1,370,000	Basic Energy Services Inc., 7.125%, 4/15/16	1,185
3,700,000	Calpine Corp. 144A, 7.25%, 10/15/17 (b)	3,580
325,000	Chesapeake Energy Corp., 6.50%, 8/15/17	313
2,640,000	Chesapeake Energy Corp., 6.875%, 1/15/16	2,614
1,620,000	Chesapeake Energy Corp., 6.875%, 11/15/20	1,567
8,175,000	Chesapeake Energy Corp., 9.50%, 2/15/15	8,952
2,500,000	Cimarex Energy Co.,7.125%, 5/1/17	2,503
3,000,000	Denbury Resources Inc., 9.75%, 3/1/16	3,176
1,920,000	El Paso Corp., 12.00%, 12/12/13	2,294
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,184
8,230,000	El Paso Corp., 8.25%, 2/15/16	8,909
1,360,000	Encore Acquisition Co., 9.50%, 5/1/16	1,435
3,030,000	Forest Oil Corp., 7.25%, 6/15/19	3,060
2,220,000	Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	2,167
925,000	Mariner Energy Inc., 7.50%, 4/15/13	939
1,000,000	Mariner Energy Inc., 8.00%, 5/15/17	983
2,450,000	Newfield Exploration Co., 6.625%, 4/15/16	2,462
1,000,000	Newfield Exploration Co., 6.875%, 2/1/20	1,003
2,700,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	2,781
1,000,000	OPTI Canada Inc., 8.25%, 12/15/14	885
3,745,000	Peabody Energy Corp., 7.375%, 11/1/16	3,998
3,310,000	Petrohawk Energy Corp. 10.50%, 8/1/14	3,674
1,300,000	Petrohawk Energy Corp., 9.125%, 7/15/13	1,362
2,090,000	Pioneer Natural Resource Co., 5.875%, 7/15/16	2,000
1,700,000	Plains Exploration & Production Co., 10.00%, 3/1/16	1,895
1,000,000	Plains Exploration & Production Co., 7.00%, 3/15/17	991

Principal		Value
or Shares	Security Description	(000)

3,420,000	Pride International Inc., 7.375%, 7/15/14	3,548
2,835,000	Range Resources Corp., 7.375%, 7/15/13	2,906
3,200,000	SandRidge Energy Inc. 144A, 8.75%, 1/15/20 (b)	3,312
3,215,000	Southwestern Energy Co., 7.50%, 2/1/18	3,440
2,350,000	Targa Resources Partners LP, 8.25%, 7/1/16	2,397
3,450,000	Tesoro Corp., 6.625%, 11/1/15	3,355
2,250,000	Western Refining Inc. 144A, 11.25%, 6/15/17 (b)	2,059

		91,377

Financial (12%)
4,000,000	American General Finance, 4.00%, 3/15/11	3,729
4,100,000	American International Group Inc., 8.25%, 8/15/18	3,767
5,675,000	BAC Capital Trust VI, 5.625%, 3/8/35	4,772
2,300,000	Bank of America Corp., 7.625%, 6/1/19	2,636
2,500,000	Capital One Bank USA NA, 8.80%, 7/15/19	3,037
3,800,000	CBA Capital Trust II 144A, 6.02%, 3/29/49 (b)	3,289
3,270,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	3,450
3,800,000	Citigroup Capital XXI, 8.30%, 12/21/57	3,553
4,580,000	Ford Motor Credit Co. LLC, 12.00%, 5/15/15	5,265
5,205,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	5,213
2,500,000	Ford Motor Credit Co. LLC, 7.50%, 8/1/12	2,534
1,900,000	Ford Motor Credit Co. LLC, 8.12%, 1/15/20	1,916
5,300,000	GMAC Inc., 6.875%, 9/15/11	5,291
3,500,000	Hartford Financial Services Group Inc., 8.125%, 6/15/38	3,500
4,100,000	Icahn Enterprises 144A, 7.75%, 1/15/16 (b)	3,957
4,000,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	3,739
4,500,000	ING Groep NV, 5.775%, 12/29/49	3,545
5,340,000	International Lease Finance Corp., 5.65%, 6/1/14	4,242
5,250,000	Janus Capital Group Inc., 6.95%, 6/15/17	5,205
3,500,000	Leucadia National Corp., 7.125%, 3/15/17	3,465
4,000,000	Liberty Mutual Group Inc. 144A, 7.80%, 3/15/37 (b)	3,480
4,000,000	NB Capital Trust IV, 8.25%, 4/15/27	3,940
2,250,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	2,567
3,720,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	3,422
1,700,000	SLM Corp, 5.375%, 5/15/14	1,543
335,000	UnumProvident Finance Co. 144A, 6.85%, 11/15/15 (b)	358

		91,415

Healthcare (9%)
1,225,000	Apria HealthCare Group Inc. 144A, 11.25%, 11/1/14 (b)	1,317
1,000,000	Apria Healthcare Group Inc. 144A, 12.375%, 11/1/14 (b) (c)	1,083
4,610,000	Bausch & Lomb Inc., 9.875%, 11/1/15	4,864
2,760,000	Biomet Inc., 10.00%, 10/15/17	3,015
9,095,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	9,425
6,115,000	DaVita Inc., 6.625%, 3/15/13	6,161
1,000,000	HCA Inc. 144A, 7.875%, 2/15/20 (b)	1,030
2,290,000	HCA Inc., 7.50%, 11/6/33	2,003
4,350,000	HCA Inc., 9.125%, 11/15/14	4,546
4,920,000	HCA Inc., 9.25%, 11/15/16	5,203
2,680,000	HCP Inc., 6.70%, 1/30/18	2,715
1,935,000	Healthsouth Corp., 10.75%, 6/15/16	2,103
2,530,000	IASIS Healthcare LLC, 8.75%, 6/15/14	2,581
3,375,000	Omnicare Inc., 6.875%, 12/15/15	3,316
2,500,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	2,406
1,412,000	Tenet Healthcare Corp. 144A, 10.00%, 5/1/18 (b)	1,574
1,412,000	Tenet Healthcare Corp. 144A, 9.00%, 5/1/15 (b)	1,497
2,025,000	United Surgical Partners International Inc., 8.875%, 5/1/17	2,091
2,900,000	US Oncology Inc., 9.12%, 8/15/17	3,060
2,500,000	Vanguard Health Holding LLC 144A, 8.00%, 2/1/18 (b)	2,453
2,555,000	Vanguard Health Holding, 9.00%, 10/1/14	2,683

		65,126

Industrial (6%)
2,005,000	Baldor Electric Co., 8.62%, 2/15/17	2,050

Principal		Value
or Shares	Security Description	(000)

1,005,000	Ball Corp., 6.625%, 3/15/18	1,015
790,000	Ball Corp., 6.875%, 12/15/12	802
1,000,000	Ball Corp., 7.375%, 9/1/19	1,048
3,000,000	Case New Holland Inc. 144A, 7.75%, 9/1/13 (b)	3,097
1,800,000	Crown Americas LLC 144A, 7.625%, 5/15/17 (b)	1,854
100,000	Crown Americas LLC, 7.625%, 11/15/13	104
1,500,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	1,488
3,305,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/16	3,602
940,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	973
1,000,000	Graphic Packaging International, 9.50%, 6/15/17	1,073
3,800,000	Kansas City Southern de Mexico 144A, 8.00%, 2/1/18 (b)	3,762
4,145,000	L-3 Communications Corp., 5.875%, 1/15/15	4,217
3,000,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	2,963
3,100,000	Navios Maritime Holdings Inc. 144A, 8.875%, 11/1/17 (b)	3,224
3,205,000	Navistar International Corp., 8.25%, 11/1/21	3,253
1,900,000	Owens-Brockway Glass Container Inc., 7.375%, 5/15/16	1,986
1,320,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	1,353
1,260,000	SPX Corp., 7.625%, 12/15/14	1,313
2,000,000	TransDigm Inc. 144A, 7.75%, 7/15/14 (b)	2,030
1,000,000	Trico Shipping AS 144A, 11.875%, 11/1/14 (b)	1,055
2,300,000	TRW Automotive Inc. 144A, 7.00%, 3/15/14 (b)	2,237

		44,499

Materials (7%)
2,150,000	Berry Plastics Escrow 144A, 8.25%, 11/15/15 (b)	2,182
2,280,000	FMG Finance Pty Ltd. 144A, 10.62%, 9/1/16 (b)	2,594
6,380,000	Freeport-McMoRan Copper & Gold Inc., 8.375%, 4/1/17	6,947
5,595,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	5,763
2,800,000	Georgia-Pacific LLC 144A, 8.25%, 5/1/16 (b)	3,010
500,000	Glatfelter, 7.125%, 5/1/16	482
3,500,000	Hexion Finance 144A, 8.875%, 2/1/18 (b)	3,391
3,200,000	Huntsman International LLC, 7.875%, 11/15/14	3,104
855,000	JohnsonDiversey Holdings Inc. 144A, 8.25%, 11/15/19 (b)	891
3,455,000	Masco Corp., 6.125%, 10/3/16	3,331
2,210,000	Nalco Co. 144A, 8.25%, 5/15/17 (b)	2,354
3,400,000	NewPage Corp., 11.375%, 12/31/14 (c)	3,306
4,600,000	Nova Chemicals Corp. 144A, 8.375%, 11/1/16 (b)	4,658
1,280,000	PolyOne Corp., 8.87%, 5/1/12	1,341
4,285,000	Steel Dynamics Inc., 7.375%, 11/1/12	4,403
1,800,000	Teck Resources Ltd., 9.75%, 5/15/14	2,066
560,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	599
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14 (c)	711
3,250,000	Weyerhaeuser Co., 7.375%, 10/1/19	3,481

		54,614

Technology (2%)
5,390,000	First Data Corp., 9.875%, 9/24/15	4,838
1,300,000	Seagate Technology International 144A, 10.00%, 5/1/14 (b)	1,495
3,395,000	Sungard Data Systems Inc., 10.25%, 8/15/15	3,539
1,715,000	Sungard Data Systems Inc., 9.125%, 8/15/13	1,753

		11,625

Telecommunications (16%)
1,655,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	1,721
1,350,000	CC Holdings GS V LLC 144A, 7.75%, 5/1/17 (b)	1,461
3,600,000	Charter Communications Operating LLC 144A, 8.00%, 4/30/12 (b)	3,780
1,615,000	Cincinnati Bell Inc., 8.375%, 1/15/14	1,635
3,700,000	Clear Channel Worldwide Holdings Inc. 144A, 9.25%, 12/15/17 (b)	3,830
950,000	Cricket Communications Inc., 7.75%, 5/15/16	961
2,050,000	Cricket Communications Inc., 9.375%, 11/1/14 (c)	2,050
2,495,000	Crown Castle International Corp., 9.00%, 1/15/15	2,716
3,430,000	CSC Holdings Inc. 144A, 8.50%, 4/15/14 (b)	3,653
3,490,000	CSC Holdings Inc. 144A, 8.625%, 2/15/19 (b)	3,822
3,330,000	CSC Holdings Inc., 7.87%, 2/15/18	3,488

Principal		Value
or Shares	Security Description	(000)

1,600,000	Digicel Group Ltd. 144A, 8.25%, 9/1/17 (b)	1,556
6,440,000	DirecTV Holdings LLC, 7.625%, 5/15/16	7,061
7,680,000	Dish DBS Corp., 6.625%,10/1/14	7,641
4,430,000	Frontier Communications Corp, 6.25%, 1/15/13	4,496
2,000,000	Frontier Communications Corp., 8.125%, 10/1/18	2,025
11,975,000	Intelsat Corp., 9.25%, 8/15/14	12,274
3,135,000	Lamar Media Corp., 7.25%, 1/1/13 (c)	3,151
3,000,000	Mediacom LLC 144A, 9.125%, 8/15/19 (b)	3,015
4,330,000	MetroPCS Wireless Inc., 9.25%, 11/1/14 (c)	4,379
2,730,000	Nextel Communications Inc., 7.375%, 8/1/15	2,477
2,300,000	Nielsen Finance LLC, 11.50%, 5/1/16	2,588
2,500,000	NII Capital Corp. 144A, 10.00%, 8/15/16 (b)	2,625
1,000,000	Qwest Communications International Inc. 144A, 8.00%, 10/1/15 (b)	1,040
5,125,000	Qwest Communications International Inc., 7.50%, 2/15/14	5,183
2,750,000	SBA Telecommunications Inc. 144A, 8.25%, 8/15/19 (b)	2,901
1,230,000	Sprint Capital Corp., 6.875%, 11/15/28	972
3,400,000	Sprint Capital Corp., 6.90%, 5/1/19	3,043
3,860,000	Sprint Capital Corp., 8.375%, 3/15/12	3,947
3,030,000	Sprint Nextel Corp., 6.00%, 12/1/16	2,651
3,000,000	VimpelCom, 9.125%, 4/30/18 (d)	3,270
428,000	Virgin Media Finance PLC, 8.75%, 4/15/14	442
1,000,000	Virgin Media Finance PLC, 9.50%, 8/15/16	1,065
1,750,000	Wind Acquisition Finance SA 144A, 11.75%, 7/15/17 (b)	1,912
1,695,000	Wind Acquisition Finance SA 144A, 12.00%, 12/1/15 (b)	1,834
1,000,000	Windstream Corp. 144A, 7.875%, 11/1/17 (b)	993
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,290
2,150,000	Windstream Corp., 8.125%, 8/1/13	2,268
1,780,000	Windstream Corp., 8.625%, 8/1/16	1,836

		117,052

Utilities (5%)
1,205,000	AES Corp., 7.75%, 3/1/14	1,214
2,275,000	AES Corp., 8.00%, 10/15/17	2,303
1,170,000	AES Corp., 8.00%, 6/1/20	1,179
430,000	Dynegy Holdings Inc., 7.75%, 6/1/19	346
4,660,000	Dynegy Holdings Inc., 8.37%, 5/1/16	4,229
10,890,000	Edison Mission Energy, 7.00%, 5/15/17	8,658
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	1,058
6,760,000	Energy Future Holdings Corp., 10.875%, 11/1/17 (c)	5,374
2,025,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	2,076
2,160,000	Mirant North America LLC., 7.37%, 12/31/13	2,160
3,485,000	NRG Energy Inc., 7.375%, 2/1/16	3,476
3,170,000	NRG Energy Inc., 8.50%, 6/15/19	3,202
1,440,000	NV Energy Inc., 8.625%, 3/15/14	1,490
1,580,000	RRI Energy Inc., 6.75%, 12/15/14	1,620

		38,385

Total Corporate		716,183

U.S. Government Agency (2%)
16,000,000	FHLMC Disc Note, 0.16%, 7/12/10 (e)	15,991

Total Bonds (Cost-$687,417)		732,174

Investment Company (Cost-$4,344) (1%)
4,344,065	Payden Cash Reserves Money Market Fund *	4,344

Total (Cost-$691,761) (a) (99%)		736,518
Other Assets, net of Liabilities (1%)		6,580

Net Assets (100%)		$743,098

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$47,271
Unrealized depreciation	(2,514)

Net unrealized appreciation	$44,757

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $38,063 and the total market value of the collateral held by the fund is $39,803.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

(e)	Yield to maturity at time of purchase.

Payden Tax Exempt Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (92%)
General Obligation (19%)
600,000	California State, 5.50%, 8/1/21	$636
10,000	Dallas TX, 5.00%, 2/15/18	10
295,000	Georgia State, 5.00%, 3/1/13	331
500,000	Huntsville AL, 3.25%, 9/1/14	541
500,000	Irvine, CA Improvement Bond Act, 0.18%, 10/1/41	500
265,000	Newport News VA, 2.50%, 9/1/14	277
440,000	Ohio State, 5.00%, 5/1/15	505
5,000	Prince George’s County, MD, 5.50%, 5/15/13 (b) FSA	6
200,000	San Francisco CA, Bay Area Transit Financing Authority, 5.00%, 8/1/26	215
125,000	Texas State, 5.375%, 10/1/13	139
490,000	Washington State, 5.00%, 8/1/22	546
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	397

		4,103

Revenue (73%)
Airport/Port (6%)
330,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	364
400,000	Metropolitan Washington Airports Authority, 5.375%, 10/1/14 (b) FSA	428
600,000	Valdez, Alaska Marine Term, 0.18%, 12/1/33	600

		1,392

Electric & Gas (4%)
300,000	Intermountain Power Agency UT, 5.00%, 7/1/17 (b) AMBAC	335
250,000	Salt River Project, AZ Agriculture Improvement & Power District, 4.00%, 1/1/15	275
300,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	318

		928

Healthcare (3%)
150,000	Allegheny County PA, Hospital Development Authority, 5.00%, 6/15/12	161
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	445

		606

Industrial (3%)
110,000	Indiana Development Finance Authority, 5.75%, 10/1/11	113
600,000	Mississippi Business Finance Corp., 0.18%, 12/1/30	600

		713

Industrial Development/Pollution Control (5%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	415
600,000	Oconee County, SC Pollution Control, 3.60%, 2/1/17	618

		1,033

Lease (9%)
500,000	California State Public Works Board, 5.25%, 6/1/13	536
530,000	Lancaster, SC Educational Assistance Program Inc., 5.25%, 12/1/17	583
300,000	Laurens County, S C School District, 5.25%, 12/1/22	300
400,000	New York State Urban Development Corp., 5.25%, 1/1/23	433
200,000	Oregon Department of Administrative Services, 5.00%, 11/1/15	227

		2,079

Miscellaneous (7%)
200,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	212
500,000	Lower Colorado River Authority, TX, 5.00%, 5/15/13 (b) MBIA	552
400,000	Maine Municipal Bond Bank, 5.125%, 11/1/23	452
300,000	New Mexico Educational Assistance Foundation, 4.00%, 9/1/17	318

		1,534

Pollution Control (2%)
400,000	Gulf Coast Waste Disposal Authority, TX, 2.30%, 1/1/42	406
Pre-Refunded (11%)
240,000	California State, 5.00%, 7/1/23	252
100,000	Connecticut State, 5.125%, 11/15/13	108

Principal		Value
or Shares	Security Description	(000)
400,000	Florida State Board of Education, 5.75%, 6/1/12	411
5,000	Georgia State, 5.00%, 3/1/13	6
400,000	Glendale, AZ, 5.30%, 7/1/12	408
250,000	Honolulu HI, City & County Board of Water Supply, 5.25%, 7/1/31 (b) FSA	267
250,000	Maryland State, 5.00%, 2/15/18	291
300,000	Mesa, AZ Utility Systems, 5.25%, 7/1/17 (b) FGIC	337
200,000	Missouri Highway & Transportation Commission, 4.50%, 2/1/18	215
205,000	Virginia State Resources Auth., 5.00%, 11/1/11	218

		2,513

Recreational (3%)
500,000	Garden State Preservation Trust, 5.80%, 11/1/21 (b) FSA	576
Resource Recovery (1%)
200,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	204
Revenue Notes (3%)
500,000	New Jersey Environmental Infrastructure Trust, 5.25%, 9/1/21	600
Sales Tax (1%)
150,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	158
Tax Allocation (0%)
100,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	97
Tax-Backed (1%)
200,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	203
Transportation (6%)
250,000	Kentucky Asset Liability Commission, 5.25%, 9/1/18	284
510,000	Maryland State Transportation Authority, 5.00%, 7/1/17	587
300,000	North TX Tollway Authority, 6.25%, 1/1/39	322
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	113

		1,306

University (1%)
300,000	Massachusetts Health & Educational Facilities Authority, 5.25%, 7/1/15	352
Water & Sewer (7%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	225
430,000	San Antonio TX, 5.00%, 5/15/26 (b) MBIA	450
400,000	Texas Water Development Board, 4.00%, 7/15/18	432
400,000	Texas Water Development Board, 0.19%, 7/15/19	400

		1,507

Total Bonds (Cost-$19,733)		20,310

Investment Company (Cost-$1,516) (7%)
1,516,488	Dreyfus Tax Exempt Cash Management Fund	1,516

Total (Cost-$21,249) (a) (99%)		21,826
Other Assets, net of Liabilities (1%)		167

Net Assets (100%)		$21,993

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$587
Unrealized depreciation	(10)

Net unrealized appreciation	$577

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden California Municipal Income Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (98%)
General Obligation (23%)
600,000	California State, 5.00%, 2/1/23 (b) FGIC	$601
650,000	California State, 5.00%, 2/1/32	597
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,071
830,000	California State, 5.00%, 6/1/14	917
1,000,000	California State, 5.00%, 6/1/32	916
585,000	Coast Community College District CA, 5.00%, 8/1/23 (b) FSA	626
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,177
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	284
220,000	Los Gatos-Saratoga Joint High School District, 5.25%, 12/1/13 (b) FSA	254
500,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	526
450,000	San Carlos CA, Elementary School District, 0.00%, 10/1/18 (b) MBIA	289
500,000	San Francisco CA, Bay Area Transit Financing Authority, 5.00%, 8/1/26	538
1,000,000	San Jose, CA Unified School District, 5.00%, 8/1/32	1,017
400,000	Santa Clara County CA, 5.00%, 8/1/23	439
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,243

		10,495

Revenue (75%)
Airport/Port (7%)
745,000	Los Angeles, CA Harbor Department, 5.00%, 8/1/19	823
1,000,000	San Diego, CA Unified Port District, 5.00%, 9/1/13 (b) MBIA	1,067
840,000	San Francisco, CA City & County Airports Commission, 2.25%, 5/1/29	850
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/1/21	361

		3,101

Electric & Gas (5%)
430,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/13	467
1,000,000	California State Department of Water Resources, 5.25%, 5/1/12 (b) FSA	1,098
600,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/13 (b) MBIA	677
100,000	Vernon CA, Electric Systems, 5.00%, 8/1/11	106

		2,348

Healthcare (2%)
700,000	Newport Beach, CA Hoag Memorial Hosp., 5.00%, 12/1/38	751
Industrial (0%)
230,000	Indiana Development Finance Authority, 5.75%, 10/1/11	236
Industrial Development/Pollution Control (2%)
550,000	California Infrastructure & Economic Development Bank, 5.00%, 2/1/19	573
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	450

		1,023

Lease (12%)
300,000	California State Public Works Board, 5.25%, 6/1/13	322
1,000,000	California State Public Works Board, 5.50%, 6/1/15	1,071
900,000	California State, 5.45%, 4/1/15	921
1,130,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,285
500,000	San Diego County, CA, 5.00%, 10/1/24	525
1,000,000	Santa Clara County, CA Financing Auth., 5.00%, 11/15/14	1,130

		5,254

Miscellaneous (3%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	830
200,000	California Statewide Communities Development Authority, 5.00%, 6/15/13	214
500,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	529

		1,573

Pre-Refunded (7%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	515

Principal		Value
or Shares	Security Description	(000)
1,200,000	California State Department of Water Resources, 5.375%, 5/1/22	1,337
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	356
1,000,000	Desert Sands, CA Unified School District, 5.00%, 6/1/29 (b) FSA	1,156

		3,364

Resource Recovery (1%)
500,000	South Bayside Waste Management Authority, CA, 5.25%, 9/1/24	509
Sales Tax (2%)
400,000	Los Angeles County, CA Metropolitan Transportation Authority, 5.00%, 7/1/19	429
400,000	Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/39	421

		850

Tax Allocation (1%)
195,000	Contra Costa County, CA Public Financing Authority, 5.125%, 8/1/11	199
110,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	110
200,000	San Jose, CA Redevelopment Agency, 5.00%, 8/1/24	193

		502

Tax-Backed (4%)
1,100,000	California State, 5.25%, 7/1/12	1,200
500,000	New Jersey Economic Development Authority, 5.00%, 6/15/11 (b) FGIC	508

		1,708

Transportation (5%)
1,000,000	Bay Area Infrastructure Financing Auth. CA, 5.00%, 8/1/17	1,013
1,000,000	Puerto Rico Highway & Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,103

		2,116

University (7%)
1,000,000	California Educational Facilities Authority, 5.00%, 3/15/23	1,183
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	214
500,000	California State University, 5.00%, 11/1/13 (b) AMBAC	560
1,200,000	University of CA, 5.00%, 5/15/22	1,291

		3,248

Water & Sewer (17%)
200,000	Brentwood CA, Infrastructure Financing Authority, 5.50%, 7/1/20	225
745,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	800
1,000,000	East Bay, CA Municipal Utility District, 5.00%, 6/1/24 (b) AMBAC	1,079
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	255
500,000	Los Angeles, CA Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC	564
600,000	Los Angeles, CA Water & Power, 0.17%, 7/1/34	600
1,000,000	Metropolitan Water District of Southern CA, 0.20%, 7/1/30	1,000
200,000	Metropolitan Water District of Southern CA, 0.18%, 7/1/27	200
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/1/17	577
1,000,000	Sacramento, CA Regional County Sanitation District, 6.00%, 12/1/15	1,044
550,000	San Diego County, CA Water Authority, 5.00%, 5/1/21 (b) FSA	607
500,000	Santa Clara Valley Water District, CA 5.00%, 6/1/15 (b) FSA	576

		7,527

Total Bonds (Cost-$43,147)		44,605

Investment Company (Cost-$331) (1%)
330,777	Dreyfus General CA Municipal Money Market Fund	331

Total (Cost-$43,478) (a) (99%)		44,936
Other Assets, net of Liabilities (1%)		398

Net Assets (100%)		$45,334

All of the securities are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows :

Unrealized appreciation	$1,657
Unrealized depreciation	(199)

Net unrealized appreciation	$1,458

(b)	Payment of principal and/or interest is insured against default by a monoline insurer.
AMBAC — American Municipal Bond Assurance Co.
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance
MBIA — Municipal Bond Insurance Association

Payden Global Short Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (99%)
Australia (USD) (3%)
200,000	Australia & New Zealand Banking Group Ltd. 144A, 0.87%, 8/4/11 (b)	$200
250,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	267
280,000	Commonwealth Bank of Australia 144A, 3.75%, 10/15/14 (b)	283
100,000	Macquarie Group Ltd. 144A, 7.30%, 8/1/14 (b)	111
270,000	National Australia Bank Ltd. 144A, 0.73%, 1/8/13 (b)	270
280,000	Westpac Banking Corp., 2.25%, 11/19/12	280
210,000	Woodside Finance Ltd. 144A, 4.50%, 11/10/14 (b)	217

		1,628

Bermuda (USD) (1%)
270,000	Ingersoll-Rand Global Holding Co. Ltd., 1.77%, 8/13/10	270
250,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	272

		542

Brazil (USD) (1%)
340,000	Banco do Brasil 144A, 4.50%, 1/22/15 (b)	341
440,000	Republic of Brazil, 10.25%, 6/17/13	541

		882

Canada (EUR) (d) (1%)
250,000	Toronto-Dominion Bank, 1.51%, 9/10/10	349
Canada (GBP) (d) (0%)
150,000	Daimler Canada Finance Inc., 5.75%, 8/10/11	252
Canada (USD) (3%)
290,000	Bank of Nova Scotia, 2.25%, 1/22/13	293
195,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	204
420,000	Canadian Imperial Bank 144A, 2.00%, 2/4/13 (b)	422
150,000	OPTI Canada Inc. 144A, 9.00%, 12/15/12 (b)	155
510,000	Province of Ontario, 1.875%, 11/19/12	512
120,000	Rogers Wireless Inc., 6.375%, 3/1/14	135
200,000	Royal Bank of Canada, 5.65%, 7/20/11	215

		1,936

Cayman Islands (GBP) (d) (0%)
190,000	Pacific Life Funding LLC, 6.25%, 2/8/11	315
Chile (USD) (0%)
250,000	Republic of Chile, 5.50%, 1/15/13	277
Colombia (USD) (1%)
680,000	Republic of Colombia, 10.00%, 1/23/12	784
Croatia (USD) (0%)
120,000	Croatia Government International Bond, 1.25%, 7/30/10	119
France (EUR) (d) (1%)
250,000	Schneider Electric SA, 0.88%, 7/18/11	345
France (GBP) (d) (1%)
200,000	France Telecom SA, 7.50%, 3/14/11 (e)	341
France (USD) (1%)
200,000	BNP Paribas, 1.25%, 6/11/12	204
400,000	Dexia Credit Local 144A, 0.89%, 9/23/11 (b)	403
150,000	Veolia Environnement, 5.25%, 6/3/13	161

		768

Germany (EUR) (d) (1%)
350,000	Bavarian Sky SA, 0.00%, 1/15/18	486
Germany (USD) (2%)
200,000	Deutsche Bank AG London, 3.875%, 8/18/14	206
800,000	Federal Republic of Germany 144A, 1.50%, 9/21/12 (b)	798

		1,004

India (USD) (1%)
360,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	364
Indonesia (USD) (0%)
250,000	Republic of Indonesia, 10.375%, 5/4/14 (e)	310

Principal		Value
or Shares	Security Description	(000)
Ireland (EUR) (d) (0%)
200,000	Cars Alliance Funding PLC, 0.81%, 10/8/23	273
Italy (EUR) (d) (1%)
400,000	Atlantia SPA, 1.16%, 6/9/11	556
Japan (USD) (1%)
240,000	Bank of Tokyo-Mitsubishi UFJ 144A, 2.60%, 1/22/13 (b)	241
200,000	Japan Finance Corp., 2.00%, 6/24/11	203

		444

Luxembourg (EUR) (d) (1%)
300,000	John Deere Bank SA, 6.00%, 6/23/11	439
Luxembourg (USD) (0%)
100,000	Procter & Gamble International Funding, 1.35%, 8/26/11	101
Malaysia (USD) (0%)
160,000	Malaysia Government International Bond, 7.50%, 7/15/11	174
Mexico (USD) (1%)
550,000	Petroleos Mexicanos 144A, 4.875%, 3/15/15 (b)	557
250,000	United Mexican States, 6.375%, 1/16/13	279

		836

Netherlands (EUR) (d) (1%)
500,000	Nederlandse Waterschapsbank NV, 4.625%, 7/25/11	729
Netherlands (GBP) (d) (1%)
250,000	RWE Finance BV, 4.625%, 8/17/10	407
Netherlands (USD) (1%)
300,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	308
100,000	LeasePlan Corp. NV 144A, 3.00%, 5/7/12 (b)	103

		411

New Zealand (USD) (0%)
250,000	ANZ National International Bank NZ 144A, 6.20%, 7/19/13 (b)	279
Norway (USD) (0%)
200,000	StatoilHydro ASA, 2.90%, 10/15/14	204
Panama (USD) (1%)
710,000	Republic of Panama, 9.375%, 7/23/12 (c)	834
Peru (USD) (1%)
720,000	Republic of Peru, 9.125%, 2/21/12	828
Qatar (USD) (1%)
300,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	293
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. 144A, 4.50%, 9/30/12 (b)	525
140,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	141

		959

South Africa (USD) (0%)
200,000	Republic of South Africa, 7.375%, 4/25/12	220
Spain (USD) (1%)
400,000	Santander U.S. Debt SA 144A, 2.48%, 1/18/13 (b)	401
Supranational (EUR) (d) (2%)
750,000	European Investment Bank, 4.75%, 4/15/11	1,091
United Kingdom (EGP) (d) (1%)
3,400,000	Barclays Bank PLC 144A, 0.00%, 4/8/10 (b)	615
United Kingdom (EUR) (d) (1%)
550,000	Barclays Bank PLC, 4.25%, 10/27/11	802
United Kingdom (GBP) (d) (3%)
350,000	Alliance & Leicester PLC, 4.75%, 3/1/11	581
200,000	MmO2 PLC, 7.625%, 1/25/12	350
250,000	National Grid PLC, 5.25%, 6/2/11	416
250,000	Thames Water Utilities Finance Ltd., 4.75%, 6/30/10	405

		1,752

United Kingdom (USD) (6%)
100,000	BP Capital Markets PLC, 3.625%, 5/8/14	104
275,000	BP Capital Markets PLC, 5.25%, 11/7/13	304
350,000	British Telecommunications PLC, 9.125%, 12/15/10	375
300,000	Diageo Capital PLC, 5.12%, 1/30/12	322
500,000	Gracechurch Mortgage Financing PLC 144A, 0.65%, 11/20/56 (b)	498
750,000	Granite Master Trust PLC, 0.67%, 12/17/54	270
300,000	Nationwide Building Society 144A, 0.45%, 5/17/12 (b)	299

Principal		Value
or Shares	Security Description	(000)
380,000	Royal Bank of Scotland PLC 144A, 2.625%, 5/11/12 (b)	389
260,000	SABMiller PLC 144A, 6.20%, 7/1/11 (b)	275
400,000	Vodafone Group PLC, 4.15%, 6/10/14	420
375,000	Vodafone Group PLC, 7.75%, 2/15/10	376

		3,632

United States (EUR) (d) (0%)
50,000	Pfizer Inc., 3.625%, 6/3/13	72
United States (JPY) (d) (1%)
46,000,000	John Hancock Global Funding II, 2.05%, 6/8/10	507
United States (USD) (57%)
290,000	3M Co., 4.50%, 11/1/11	308
180,000	Allstate Corp., 6.20%, 5/16/14	203
220,000	Ally Auto Receivables Trust 144A, 1.32%, 3/15/12 (b)	221
200,000	American Honda Finance Corp. 144A, 2.60%, 6/29/11 (b)	205
750,000	AmeriCredit Prime Automobile Receivables Trust, 1.40%, 11/15/12	751
140,000	Anheuser-Busch InBev Worldwide Inc. 144A, 3.00%, 10/15/12 (b)	145
600,000	AT&T Inc., 4.85%, 2/15/14	649
240,000	Bank of America Auto Trust 144A, 1.16%, 2/15/12 (b)	241
200,000	Bank of America Corp., 6.50%, 8/1/16	217
400,000	Barclays Bank PLC, 1.55%, 7/23/10	400
200,000	BB&T Corp., 3.375%, 9/25/13	205
541,421	BMW Vehicle Lease Trust, 2.04%, 4/15/11	544
180,000	Boston Scientific Corp., 6.00%, 6/15/11	189
405,000	Bottling Group LLC, 6.95%, 3/15/14	473
195,000	Case New Holland Inc., 7.12%, 3/1/14	196
200,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	217
360,000	Cellco Partnership, 3.75%, 5/20/11	372
350,000	Cisco Systems Inc., 5.25%, 2/22/11	367
250,000	Citigroup Inc., 5.50%, 10/15/14	258
400,000	Citizens Property Insurance Corp. FL, 5.00%, 6/1/12	423
300,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	317
500,000	Commonwealth Edison Co., 5.40%, 12/15/11	536
500,000	ConocoPhillips, 4.75%, 2/1/14	542
195,000	Corrections Corp of America, 6.25%, 3/15/13	196
250,000	Cox Enterprises 144A, 7.87%, 9/15/10 (b)	259
200,000	D.R. Horton Inc., 5.375%, 6/15/12	203
140,000	DirecTV Holdings LLC 144A, 4.75%, 10/1/14 (b)	146
210,000	Dish DBS Corp., 6.375%, 10/1/11	219
500,000	Dow Chemical Co., 4.85%, 8/15/12	534
190,000	Dr Pepper Snapple Group, 1.70%, 12/21/11	191
195,000	Dynegy Holdings Inc., 6.875%, 4/1/11	203
200,000	Enterprise Products Operating LLC, 5.60%, 10/15/14	219
60,000	Equifax Inc., 4.45%, 12/1/14	62
200,000	Express Scripts Inc., 5.25%, 6/15/12	215
900,739	FG G13328 30YR, 6.00%, 11/1/22	971
832,426	FN 745950 30YR, 6.00%, 11/1/36	891
826,151	FN 995050 30YR, 6.00%, 9/1/37	885
475,000	Ford Credit Auto Lease Trust 144A, 2.60%, 5/15/11 (b)	479
157,157	Ford Credit Auto Owner Trust 144A, 0.35%, 9/15/10 (b)	157
170,000	Ford Credit Auto Owner Trust, 1.21%, 1/15/12	171
310,000	Fortune Brands Inc., 3.00%, 6/1/12	310
200,000	Frontier Communications Corp, 6.25%, 1/15/13	203
577,111	G2 4195 30YR, 6.00%, 7/20/38	619
737,458	G2 4317 30YR, 6.50%, 12/20/38	794
200,000	General Electric Capital Corp., 1.10%, 1/15/13	199
270,000	General Electric Capital Corp., 3.75%, 11/14/14	270
150,000	General Electric Capital Corp., 5.90%, 5/13/14	164
165,000	Georgia-Pacific LLC, 8.125%, 5/15/11	174
500,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	544
958,785	GN 697649 30YR, 6.00%, 10/15/38	1,025
100,000	Goldman Sachs Group Inc., 3.625%, 8/1/12	103
201,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	220
1,397,422	GSR Mortgage Loan Trust, 2.95%, 9/25/35	1,294

Principal		Value
or Shares	Security Description	(000)
1,089,100	Harborview Mortgage Loan Trust, 5.31%, 12/19/35	851
200,000	Hewlett-Packard Co., 4.25%, 2/24/12	212
296,525	Honda Auto Receivables Owner Trust, 2.22%, 8/15/11	298
160,000	Hyundai Auto Receivables Trust, 1.11%, 2/15/12	161
570,000	IBM Corp., 2.10%, 5/6/13	575
250,000	John Deere Capital Corp., 1.00%, 6/10/11	252
390,000	Kinder Morgan Energy Partners LP, 7.125%, 3/15/12	432
200,000	L-3 Communications Corp., 5.875%, 1/15/15	204
650,000	Macquarie Bank Ltd., 0.33%, 7/26/10	650
300,000	Met Life Global Funding 144A, 0.65%, 7/13/11 (b)	300
300,000	Microsoft Corp., 2.95%, 6/1/14	308
185,000	Mirant Americas Generation LLC, 8.30%, 5/1/11	189
200,000	Morgan Stanley, 2.37%, 5/14/10	201
150,000	Morgan Stanley, 4.10%, 1/26/15	149
160,000	Morgan Stanley, 4.20%, 11/20/14	162
100,000	Morgan Stanley, 6.00%, 5/13/14	109
250,000	NASDAQ OMX Group Inc., 4.00%, 1/15/15	250
210,000	Nissan Auto Lease Trust, 1.22%, 9/15/11	210
310,000	Nissan Auto Lease Trust, 2.01%, 4/15/11	312
230,000	Nissan Motor Acceptance 144A, 3.25%, 1/30/13 (b)	231
500,000	Northern States Power-Minnesota, 8.00%, 8/28/12	579
90,000	Novartis Capital Corp., 4.125%, 2/10/14	95
495,000	Oracle Corp., 5.00%, 1/15/11	514
155,000	Owens-Brockway Glass Container Inc., 8.25%, 5/15/13	159
300,000	Pfizer Inc., 4.45%, 3/15/12	320
130,000	Praxair Inc., 1.75%, 11/15/12	130
100,000	Procter & Gamble Co., 3.50%, 2/15/15	104
300,000	Prudential Financial Inc., 2.75%, 1/14/13	301
85,000	Qwest Capital Funding Inc., 7.25%, 2/15/11	87
185,000	Rock-Tenn Co., 8.20%, 8/15/11	196
60,000	Simon Property Group LP, 4.20%, 2/1/15	61
2,000,000	SLM Corp., 0.40%, 7/26/10	1,967
210,000	Sprint Capital Corp., 8.375%, 3/15/12	215
195,000	SPX Corp., 7.625%, 12/15/14	203
610,000	Standard Chartered Bank New York, 0.67%, 11/16/11	610
215,000	Steel Dynamics Inc., 7.375%, 11/1/12	221
130,000	Stryker Corp., 3.00%, 1/15/15	132
200,000	TD Ameritrade Holding Co., 4.15%, 12/1/14	201
140,000	Thermo Fisher Scientific 144A, 2.15%, 12/28/12 (b)	140
1,268,836	Thornburg Mortgage Securities Trust, 2.80%, 3/25/44	1,184
700,000	U.S. Treasury Bill, 0.17%, 06/10/2010 (f)	700
200,000	U.S. Treasury Bill, 0.33%, 09/23/2010 (f)	200
120,000	Union Pacific Corp., 6.125%, 1/15/12	131
170,000	US Bancorp, 2.125%, 2/15/13	170
100,000	Viacom Inc., 4.375%, 9/15/14	104
222,291	Volkswagen Auto Lease Trust, 2.87%, 7/15/11	224
1,212,285	WaMu Mortgage Pass Through Certificates, 6.03%, 10/25/36	1,015
150,000	Wells Fargo & Co., 3.75%, 10/1/14	151
160,000	Weyerhaeuser Co., 6.75%, 3/15/12	171
185,000	Windstream Corp., 8.125%, 8/1/13	195
210,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	202

		36,637

Total Bonds (Cost-$63,889)		63,905

Investment Company (Cost-$288) (0%)
287,924	Payden Cash Reserves Money Market Fund *	288

Total (Cost-$64,177) (a) (99%)		64,193
Other Assets, net of Liabilities (1%)		400

Net Assets (100%)		$64,593

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$1,310
Unrealized depreciation	(1,294)

Net unrealized appreciation	$16

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $118 and the total market value of the collateral held by the fund is $119.

(d)	Par in foreign currency.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
2/9/2010	Sell	Euro	3,426	$166
2/11/2010	Sell	Euro	231	2

				$168

Liabilities:
2/9/2010	Sell	British Pound	1,958	$(7)
2/1/2010	Buy	Euro	197	(2)
2/9/2010	Sell	Japanese Yen	46,600	(11)
2/11/2010	Buy	Norwegian Krone	3,800	(6)

				$(26)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
4	U.S. Treasury 2 Year Note Future	Mar-10	$872	$(3)
37	U.S. Treasury 5 Year Note Future	Mar-10	4,309	(14)
2	U.S. Treasury 10 Year Note Future	Mar-10	236	—

				$(17)

Payden Global Fixed Income Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (96%)
Australia (EUR) (g) (1%)
240,000	Australia & New Zealand Banking Group, 5.25%, 5/20/13	$362
130,000	BHP Billiton Finance Ltd., 6.375%, 4/4/16	211
175,000	Westpac Banking Corp. 4.25%, 9/22/16	250

		823

Australia (USD) (1%)
235,000	BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	251
240,000	Rio Tinto Finance USA Ltd., 5.875%, 7/15/13	262

		513

Belgium (EUR) (g) (1%)
750,000	Belgium Government Bond, 3.75%, 9/28/15	1,097
Belgium (GBP) (g) (0%)
100,000	Anheuser-Busch InBev NV, 6.50%, 6/23/17	178
Bermuda (USD) (0%)
450,000	Qtel International Finance Ltd. 144A, 6.50%, 6/10/14 (b)	490
Brazil (BRL) (g) (1%)
1,900,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	988
Brazil (USD) (2%)
500,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (d)	496
480,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	503
530,000	Embraer Overseas Ltd., 6.375%, 1/15/20	530
240,000	JBS SA 144A, 10.50%, 8/4/16 (b) (d)	260
210,000	Republic of Brazil, 7.875%, 3/7/15	245

		2,034

Canada (CAD) (g) (2%)
1,490,000	Canadian Government Bond, 2.00%, 12/1/14	1,371
221,000	Canadian Government Bond, 5.00%, 6/1/37	244
268,000	Canadian Government Bond, 5.75%, 6/1/29	311

		1,926

Canada (EUR) (g) (1%)
250,000	Bombardier Inc., 7.25%, 11/15/16 (f)	366
150,000	Toronto-Dominion Bank, 5.375%, 5/14/15	230
250,000	Xstrata Canada Finance Corp., 6.25%, 5/27/15	384

		980

Canada (USD) (0%)
235,000	EnCana Holdings Finance Corp., 5.80%, 5/1/14	262
Cayman Islands (EUR) (g) (0%)
130,000	Hutchison Whampoa Finance, 5.875%, 7/8/13	195
130,000	Thames Water Utilities Cayman Finance Ltd., 6.125%, 2/4/13	196

		391

Cayman Islands (USD) (0%)
175,000	Vale Overseas Ltd., 6.87%, 11/21/36	181
Colombia (USD) (1%)
230,000	Ecopetrol SA, 7.625%, 7/23/19	250
220,000	Republic of Colombia, 7.375%, 3/18/19	247

		497

Croatia (USD) (0%)
460,000	Croatia Government International Bond 144A, 6.75%, 11/5/19 (b)	488
Denmark (EUR) (g) (0%)
230,000	Carlsberg Breweries A/S, 6.00%, 5/28/14	352
Dominican Republic (USD) (0%)
262,314	Dominican Republic International Bond, 9.04%, 1/23/18 (f)	289
France (EUR) (g) (5%)
350,000	BNP Paribas Home Loan Covered Bonds SA, 3.75%, 12/13/11	505
250,000	Casino Guichard Perrachon SA, 5.50%, 1/30/15	376
270,000	Cie de Financement Foncier, 5.75%, 10/4/21	429
1,100,000	France Government Bond OAT, 4.00%, 4/25/18	1,616
640,000	France Government Bond OAT, 4.75%, 4/25/35	978
400,000	France Government Bond OAT, 5.50%, 4/25/29	662
140,000	France Telecom SA, 7.25%, 1/28/13	221
200,000	Schneider Electric SA, 5.375%, 1/8/15	304

Principal		Value
or Shares	Security Description	(000)
300,000	Veolia Environnement, 4.00%, 2/12/16	427

		5,518

France (USD) (0%)
240,000	Axa, 8.60%, 12/15/30	289
Germany (EUR) (g) (7%)
3,160,000	Bundesobligation, 4.00%, 10/11/13	4,730
470,000	Bundesrepublik Deutschland, 4.00%, 1/4/37	657
200,000	Bundesrepublik Deutschland, 4.25%, 1/4/14	302
300,000	Eurohypo AG 144A, 4.50%, 1/21/13 (b)	445
340,000	HeidelbergCement AG, 7.50%, 10/31/14	491
200,000	Metro AG, 7.625%, 3/5/15	328
310,000	Norddeutsche Landesbank Girozentrale, 4.25%, 3/15/12	453
95,000	Volkswagen Financial Services AG, 6.875%, 1/15/14	149

		7,555

Ghana (USD) (1%)
600,000	Republic of Ghana, 8.50%, 10/4/17 (f)	638
Hong Kong (USD) (0%)
400,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	421
India (USD) (1%)
610,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	617
Indonesia (IDR) (g) (1%)
4,000,000,000	JPMorgan Chase Bank NA, 12.80%, 6/17/21	510
Indonesia (USD) (0%)
180,000	Republic of Indonesia, 11.625%, 3/4/19 (f)	255
Ireland (EUR) (g) (1%)
150,000	Caterpillar International Finance Ltd., 5.125%, 6/4/12	221
180,000	GE Capital European Funding, 5.25%, 5/18/15	268
200,000	Smurfit Kappa Acquisitions, 7.75%, 11/15/19 (f)	279

		768

Italy (EUR) (g) (3%)
150,000	Atlantia SPA, 5.625%, 5/6/16	232
300,000	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/1/37	370
1,300,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/1/18	1,904
300,000	Italy Buoni Poliennali Del Tesoro, 6.50%, 11/1/27	508

		3,014

Japan (JPY) (g) (12%)
115,000,000	Japan (2 Year Issue), 0.30%, 8/15/11	1,272
555,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	6,406
220,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	2,591
80,000,000	Japan-289 (10 Year Issue), 1.50%, 12/20/17	917
110,000,000	Japan-302 (10 YR Issue), 1.40%, 6/20/19	1,232
100,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,011

		13,429

Korea, Republic Of (USD) (1%)
470,000	Export-Import Bank of Korea, 5.875%, 1/14/15	506
Luxembourg (EUR) (g) (1%)
220,000	ArcelorMittal, 9.375%, 6/3/16	378
230,000	Michelin Luxembourg SCS, 8.625%, 4/24/14	379
140,000	Telecom Italia Finance SA, 6.875%, 1/24/13	217
250,000	Wind Acquisition Finance SA, 11.00%, 12/1/15 (f)	369

		1,343

Luxembourg (GBP) (g) (0%)
290,000	Gaz Capital SA, 6.58%, 10/31/13	480
Malaysia (USD) (0%)
250,000	Petronas Capital Ltd., 7.875%, 5/22/22 (f)	304
Mexico (MXN) (g) (1%)
5,650,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	504
Mexico (USD) (1%)
480,000	Grupo Televisa SA, 6.00%, 5/15/18	497
270,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	267

		764

Netherlands (EUR) (g) (3%)
350,000	Allianz Finance II B.V., 6.50%, 1/13/25	527
310,000	Ardagh Glass Finance BV, 8.875%, 7/1/13 (f)	446
130,000	Deutsche Telekom International Finance BV, 8.125%, 5/29/12	205
800,000	Netherlands Government Bond, 4.50%, 7/15/17	1,216
200,000	RWE Finance BV, 6.625%, 1/31/19	337
250,000	UPC Holding BV, 8.00%, 11/1/16 (f)	342

		3,073

Principal		Value
or Shares	Security Description	(000)
Netherlands (GBP) (g) (0%)
155,000	Linde Finance BV, 5.875%, 4/24/23	259
Netherlands (USD) (0%)
200,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (f)	219
Panama (USD) (0%)
140,000	Republic of Panama, 8.875%, 9/30/27 (d)	179
230,000	Republic of Panama, 9.375%, 4/1/29	306

		485

Peru (EUR) (g) (1%)
700,000	Republic of Peru, 7.50%, 10/14/14	1,095
Philippines (EUR) (g) (1%)
500,000	Republic of Philippines, 6.25%, 3/15/16	726
Philippines (USD) (0%)
370,000	Republic of Philippines, 6.50%, 1/20/20	393
Poland (EUR) (g) (1%)
750,000	Republic of Poland, 3.625%, 2/1/16	1,047
Poland (PLN) (g) (1%)
1,600,000	Poland Government Bond, 5.50%, 10/25/19	530
Qatar (USD) (1%)
250,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	244
240,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	239
230,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	231

		714

Russia (USD) (1%)
300,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	308
225,600	Russian Government International Bond, 7.50%, 3/31/30 (f)	254

		562

South Africa (EUR) (g) (1%)
750,000	Republic of South Africa, 4.50%, 4/5/16	1,055
Spain (EUR) (g) (1%)
500,000	Banco Bilbao Vizcaya Argentaria SA,4.25%, 1/18/17	719
400,000	Banco Santander SA, 4.25%, 5/6/13	584
170,000	Telefonica Emisiones SAU, 4.375%, 2/2/16	246

		1,549

Switzerland (USD) (0%)
240,000	Credit Suisse New York, 6.00%, 2/15/18	254
United Kingdom (EGP) (g) (1%)
5,700,000	Barclays Bank PLC 144A, 0.00%, 4/8/10 (b)	1,031
United Kingdom (EUR) (g) (4%)
150,000	Abbey National Treasury Services, 3.375%, 6/8/15	208
205,000	Barclays Bank PLC, 4.50%, 3/4/19	292
150,000	Barclays Bank PLC, 4.87%, 8/13/19	214
100,000	BAT International Finance PLC, 5.875%, 3/12/15	155
250,000	British Telecommunications PLC, 6.12%, 7/11/14	382
140,000	Centrica PLC, 7.125%, 12/9/13	223
225,000	Experian Finance PLC, 4.75%, 2/4/20	316
120,000	GlaxoSmithKline Capital PLC, 5.625%, 12/13/17	189
220,000	Imperial Tobacco Finance PLC, 8.375%, 2/17/16	377
250,000	Lloyds TSB Bank PLC, 6.375%, 6/17/16	382
160,000	National Grid PLC, 4.125%, 3/21/13	231
160,000	Rolls-Royce PLC, 4.50%, 3/16/11	229
185,000	Royal Bank of Scotland Group PLC, 5.25%, 5/15/13	269
150,000	SABMiller PLC, 4.50%, 1/20/15	218
150,000	Standard Chartered Bank, 5.875%, 9/26/17	228
100,000	Tesco PLC, 5.625%, 9/12/12	151
52,543	Virgin Media Finance PLC, 8.75%, 4/15/14	76
230,000	Virgin Media Finance PLC, 9.50%, 8/15/16	348
170,000	Vodafone Group PLC, 3.625%, 11/29/12	244

		4,732

United Kingdom (GBP) (g) (4%)
100,000	BSKYB Finance UK PLC, 5.75%, 10/20/17 (f)	169
90,000	EDF Energy Networks (LPN), 5.125%, 11/11/16	148
125,000	ENW Capital Finance PLC, 6.75%, 6/20/15	217
220,000	HSBC Bank PLC, 5.375%, 11/4/30	331
150,000	Lloyds TSB Bank PLC, 6.963%, 5/29/20	245
1,563,352	United Kingdom Gilt Inflation Linked, 1.25%, 11/22/17	2,629
575,000	United Kingdom Gilt, 4.25%, 3/7/36	899

		4,638

Principal		Value
or Shares	Security Description	(000)
United States (EUR) (g) (2%)
150,000	American Honda Finance Corp., 3.75%, 3/16/11	213
160,000	BMW US Capital LLC, 5.00%, 5/28/15	239
150,000	Daimler Finance North America LLC, 5.00%, 5/23/12	220
130,000	John Deere Capital Corp., 7.50%, 1/24/14	210
150,000	Morgan Stanley, 5.50%, 10/2/17	217
400,000	Reynolds Group Escrow, 7.75%, 10/15/16 (f)	559

		1,658

United States (GBP) (g) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/18/13	270
270,000	Pemex Project Funding Master Trust, 7.50%, 12/18/13	477

		747

United States (USD) (27%)
272,000	Allergan Inc., 5.75%, 4/1/16	303
260,000	AT&T Inc., 6.55%, 2/15/39	277
196,000	AT&T Wireless, 8.75%, 3/1/31	255
280,000	Bank of America Corp., 7.375%, 5/15/14	318
25,138	Bear Stearns Alt-A Trust, 3.41%, 6/25/34	21
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	260
245,000	Caterpillar Financial Services Corp., 4.25%, 2/8/13	259
220,000	Cisco Systems Inc., 5.25%, 2/22/11	230
221,000	Comcast Corp., 6.50%, 1/15/17	247
240,000	ConocoPhillips, 5.20%, 5/15/18	256
235,000	Costco Wholesale Corp., 5.50%, 3/15/17	256
426,000	Cox Communications Inc., 5.45%, 12/15/14	467
235,000	CVS Caremark Corp., 6.60%, 3/15/19	261
230,000	Dominion Resources Inc., 6.40%, 6/15/18	258
165,000	Dr. Pepper Snapple Group, 6.82%, 5/1/18	188
220,000	Electronic Data Systems LLC, 6.00%, 8/1/13	248
159,000	ERP Operating LP, 5.375%, 8/1/16	165
2,472,907	FG G02252 30YR, 5.50%, 7/1/36	2,627
1,830,143	FHLMC G02385, 6.00%, 11/1/36	1,963
793,449	FN 254766, 5.00%, 6/1/33	829
1,589,798	FN 725027 30YR, 5.00%, 11/1/33	1,654
992,770	FN 995050 30YR, 6.00%, 9/1/37	1,063
475,000	General Electric Capital Corp., 5.625%, 5/1/18	486
275,000	General Electric Capital Corp., 6.00%, 6/15/12	298
235,000	GlaxoSmithKline Capital Inc., 5.65%, 5/15/18	256
1,174,140	GN 698035 30YR, 6.00%, 1/15/39	1,255
3,690,000	GNMA 5.50%, 30YR TBA (c)	3,906
255,000	Goldman Sachs Group Inc., 6.00%, 5/1/14	280
81,327	Greenpoint Mortgage Funding Trust, 0.52%, 6/25/45	25
245,000	HSBC Finance Corp., 5.00%, 6/30/15	260
230,000	IBM Corp., 4.95%, 3/22/11	240
120,000	IBM Corp., 5.87%, 11/29/32	128
48,809	Indymac Index Mortgage Loan Trust, 3.51%, 10/25/34	42
225,000	JPMorgan Chase & Co., 5.60%, 6/1/11	239
245,000	JPMorgan Chase & Co., 6.30%, 4/23/19	271
235,000	Kellogg Co., 5.125%, 12/3/12	257
210,000	Kroger Co., 7.50%, 1/15/14	244
170,000	Lockheed Martin Corp., 6.15%, 9/1/36	182
235,000	Marathon Oil Corp., 5.90%, 3/15/18	248
110,000	Medco Health Solutions Inc., 7.25%, 8/15/13	126
245,000	MetLife Inc., 6.75%, 6/1/16	281
257,000	MidAmerican Energy Holdings, 6.125%, 4/1/36	265
192,000	News America Inc., 6.40%, 12/15/35	201
240,000	Oracle Corp., 5.75%, 4/15/18	263
240,000	Safeway Inc., 5.00%, 8/15/19	243
205,000	Sempra Energy, 9.80%, 2/15/19	267
190,536	Structured Adjustable Rate Mortgage Loan Trust, 3.21%, 10/25/34	164
245,000	Target Corp., 4.00%, 6/15/13	258
386,284	Thornburg Mortgage Securities Trust, 0.61%, 9/25/44	335
305,000	Time Warner Cable Inc., 5.85%, 5/1/17	327
181,000	Time Warner Cable Inc., 6.55%, 5/1/37	187
230,000	Time Warner Inc., 6.875%, 5/1/12	255
1,000,000	U.S. Treasury Note, 0.75%, 11/30/11	1,001
550,000	U.S. Treasury Note, 4.375%, 2/15/38	541

Principal		Value
or Shares	Security Description	(000)
150,000	U.S. Treasury Note, 4.625%, 11/15/16 (e)	165
1,100,000	U.S. Treasury Note, 5.375%, 2/15/31	1,245
60,000	U.S. Treasury Note, 6.375%, 8/15/27 (e)	75
255,000	Valero Energy Corp., 6.875%, 4/15/12	280
230,000	Verizon Communications Inc., 5.25%, 4/15/13	252
285,000	Verizon Communications Inc., 5.85%, 9/15/35	281
230,000	Wal-Mart Stores Inc., 5.00%, 4/5/12	248
260,000	Wal-Mart Stores Inc., 5.25%, 9/1/35	252
230,000	Wells Fargo & Co., 5.625%, 12/11/17	242
120,000	XTO Energy Inc., 5.50%, 6/15/18	130

		28,906

Uruguay (USD) (1%)
250,000	Republic of Uruguay, 6.875%, 9/28/25	263
440,000	Republic of Uruguay, 9.25%, 5/17/17	545

		808

Total Bonds (Cost-$99,242)		102,885

Investment Companies (Cost-$5,769) (5%)
478,752	Payden Cash Reserves Money Market Fund *	479
751,004	Payden High Income Fund *	5,227

		5,706

Total (Cost-$105,011) (a) (101%)		108,591
Liabilities in excess of Other Assets (-1%)		(1,215)

Net Assets (100%)		$107,376

*	Affiliated investments
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$5,303
Unrealized depreciation	(1,723)

Net unrealized appreciation	$3,580

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $658 and the total market value of the collateral held by the fund is $689.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(f)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board

(g)	Par in foreign currency.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
2/9/2010	Sell	British Pound	530	$14
2/9/2010	Sell	Canadian Dollar	2,054	61
4/15/2010	Sell	Czech Republic Koruna	24,300	40
2/9/2010	Sell	Euro	26,994	1,364
2/10/2010	Sell	Euro	1,854	150
3/29/2010	Sell	Euro	553	25
4/15/2010	Sell	Euro	93	5
3/22/2010	Buy	Indian Rupee	22,440	7
2/11/2010	Buy	Mexican New Peso	3,360	—
3/22/2010	Buy	New Taiwan Dollar	30,520	1
3/29/2010	Buy	Poland Zloty	772	—

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
4/15/2010	Sell	South African Rand	5,904	16
3/22/2010	Buy	South Korean Won	611,000	2

				$1,685

Liabilities:
2/9/2010	Sell	British Pound	3,391	$(11)
3/22/2010	Buy	Indian Rupee	14,060	(3)
4/8/2010	Buy	Indonesian Rupiah	2,581,000	(3)
4/15/2010	Buy	Israeli Shekel	3,964	(2)
2/9/2010	Sell	Japanese Yen	1,232,500	(280)
4/8/2010	Sell	Japanese Yen	149,000	(47)
3/22/2010	Buy	New Taiwan Dollar	20,439	(10)
2/10/2010	Buy	Norwegian Krone	15,144	(114)
4/8/2010	Buy	Philippines Peso	24,530	(9)
3/22/2010	Buy	South Korean Won	901	(12)

				$(491)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
26	Euro-Bobl Future	Mar-10	$4,237	$(28)
10	U.S. Treasury 5 Year Note Future	Mar-10	1,165	(6)
16	U.S. Treasury 10 Year Note Future	Mar-10	1,891	12
30	U.S. Treasury 20 Year Note Future	Mar-10	3,564	38

				$16

Payden Emerging Markets Bond Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (98%)
Argentina (USD) (3%)
7,560,000	Republic of Argentina, 2.50%, 12/31/38	2,533
3,720,000	Republic of Argentina, 7.00%, 10/3/15	2,901
4,208,736	Republic of Argentina, 8.28%, 12/31/33	2,883

		8,317

Brazil (BRL) (e) (3%)
4,280,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	2,225
5,690,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	2,636
3,590,000	Brazil Notas do Tesouro Nacional, 6.00%, 5/15/17	3,484

		8,345

Brazil (USD) (9%)
1,480,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b) (c)	1,467
1,830,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	1,917
1,940,000	CSN Islands XI Corp. 144A, 6.875%, 9/21/19 (b)	1,925
2,000,000	Embraer Overseas Ltd., 6.375%, 1/15/20	2,000
1,960,000	Globo Comunicacao e Participacoes SA, 7.25%, 4/26/22 (d)	2,053
1,960,000	JBS SA 144A, 10.50%, 8/4/16 (b)	2,127
1,200,000	Minerva Overseas Ltd. 144A, 10.87%, 11/15/19 (b)	1,185
1,170,000	Petrobras International Finance Co., 7.875%, 3/15/19	1,333
2,610,000	Republic of Brazil, 7.125%, 1/20/37	2,914
2,320,000	Republic of Brazil, 8.25%, 1/20/34	2,865
1,000,000	Republic of Brazil, 8.75%, 2/4/25	1,265
1,010,000	Republic of Brazil, 8.875%, 10/14/19	1,285
1,670,000	Telemar Norte Leste SA 144A, 9.50%, 4/23/19 (b)	1,996
1,730,000	Vale Overseas Ltd., 8.25%, 1/17/34	2,036

		26,368

China (USD) (1%)
1,450,000	Shimao Property Holding Ltd. 144A, 8.00%, 12/1/16 (b)	1,334
Colombia (USD) (3%)
2,600,000	Ecopetrol SA, 7.625%, 7/23/19	2,827
4,130,000	Republic of Colombia, 7.375%, 9/18/37	4,409
2,350,000	Republic of Colombia, 7.38%, 1/27/17	2,638

		9,874

Croatia (USD) (1%)
2,480,000	Croatia Government International Bond 144A, 6.75%, 11/5/19 (b)	2,632
Dominican Republic (USD) (3%)
6,699,948	Dominican Republic International Bond, 9.04%, 1/23/18 (d)	7,370
Egypt (EGP) (e) (2%)
29,700,000	Barclays Bank PLC 144A, 0.00%, 4/8/10 (b)	5,370
El Salvador (USD) (1%)
1,900,000	Republic of El Salvador 144A, 7.375%, 12/1/19 (b) (c)	2,009
1,260,000	Republic of El Salvador, 7.75%, 1/24/23 (d)	1,377

		3,386

Ghana (GHC) (e) (2%)
3,300,000	Ghana Government Bond 144A, 14.47%, 12/19/11 (b)	2,133
5,400,000	Ghana Government Bond, 19.00%, 1/14/13	3,779

		5,912

Ghana (USD) (2%)
5,430,000	Republic of Ghana, 8.50%, 10/4/17 (d)	5,769
Hong Kong (USD) (1%)
2,050,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	2,155
India (USD) (2%)
2,980,000	ICICI Bank Ltd. 144A, 6.375%, 4/30/22 (b)	2,786
2,510,000	Vedanta Resources PLC 144A, 9.50%, 7/18/18 (b)	2,686

		5,472

Indonesia (IDR) (e) (1%)
17,600,000,000	JPMorgan Chase Bank NA, 12.80%, 6/17/21	2,243
15,400,000,000	JPMorgan Chase London 144A, 12.80%, 6/17/21 (b)	1,963

		4,206

Indonesia (USD) (8%)
1,850,000	Majapahit Holding BV 144A, 8.00%, 8/7/19 (b)	1,970
4,190,000	Republic of Indonesia, 11.625%, 3/4/19 (d)	5,939
4,110,000	Republic of Indonesia, 6.875%, 1/17/18 (d)	4,470
4,630,000	Republic of Indonesia, 7.50%, 1/15/16 (d)	5,251
4,470,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	5,330

		22,960

Principal		Value
or Shares	Security Description	(000)
Kazakhstan (USD) (4%)
3,570,000	KazMunaiGaz Finance Sub BV 144A, 11.75%, 1/23/15 (b)	4,418
2,680,000	KazMunaiGaz Finance Sub. BV, 8.375%, 7/2/13 (d)	2,941
3,950,000	KazMunaiGaz Finance Sub. BV, 9.125%, 7/2/18 (d)	4,552

		11,911

Lebanon (USD) (1%)
1,090,000	Lebanese Republic, 8.625%, 6/20/13 (d)	1,232
1,280,000	Lebanon Government International Bond, 8.25%, 4/12/21 (d)	1,453
1,160,000	Lebanon Government International Bond, 8.50%, 1/19/16	1,328

		4,013

Malaysia (USD) (1%)
930,000	Petronas Capital Ltd. 144A, 5.25%, 8/12/19 (b)	940
1,600,000	Petronas Capital Ltd., 7.875%, 5/22/22 (d)	1,944

		2,884

Mexico (MXN) (e) (2%)
79,120,000	Mexican Fixed Rate Bonds, 10.00%, 12/5/24	7,058
Mexico (USD) (5%)
2,600,000	Grupo Televisa SA, 6.625%, 3/18/25	2,652
3,680,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	3,635
2,530,000	Petroleos Mexicanos, 8.00%, 5/3/19	2,897
2,500,000	United Mexican States, 5.95%, 3/19/19	2,654
2,310,000	United Mexican States, 8.30%, 8/15/31	2,806

		14,644

Panama (USD) (3%)
2,970,000	Republic of Panama, 6.70%, 1/26/36	3,081
1,110,000	Republic of Panama, 8.875%, 9/30/27	1,421
2,180,000	Republic of Panama, 9.375%, 4/1/29	2,899

		7,401

Peru (USD) (2%)
2,410,000	Republic of Peru, 6.55%, 3/14/37	2,434
2,200,000	Republic of Peru, 7.35%, 7/21/25	2,469
980,000	Republic of Peru, 8.75%, 11/21/33	1,245

		6,148

Philippines (USD) (5%)
1,550,000	Republic of Philippines, 6.375%, 10/23/34	1,469
5,207,000	Republic of Philippines, 7.75% 1/14/31	5,767
3,610,000	Republic of Philippines, 8.375%, 6/17/19	4,364
2,650,000	Republic of Philippines, 9.875%, 1/15/19	3,442

		15,042

Poland (PLN) (e) (3%)
16,700,000	Poland Government Bond, 5.50%, 10/25/19	5,532
2,600,000	CEDC Finance Corp. International Inc. 144A, 9.125%, 12/1/16 (b)	2,743

		8,275

Qatar (USD) (1%)
2,290,000	Commercial Bank of Qatar 144A, 7.50%, 11/18/19 (b)	2,276
Russia (USD) (9%)
2,950,000	Gazprom, 7.288%, 8/16/37 (d)	2,780
2,800,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	2,873
580,000	RSHB Capital SA 144A, 9.00%, 6/11/14 (b)	661
1,360,000	RSHB Capital SA, 6.299%, 5/15/17 (d)	1,353
1,300,000	RSHB Capital SA, 7.175%, 5/16/13 (d)	1,393
1,890,000	Russian Government International Bond, 11.00%, 7/24/18 (d)	2,660
1,580,000	Russian Government International Bond, 12.75%, 6/24/28 (d)	2,726
8,384,800	Russian Government International Bond, 7.50%, 3/31/30 (d)	9,455
2,530,000	VimpelCom, 9.125%, 4/30/18 (d)	2,758

		26,659

Serbia (USD) (1%)
4,370,000	Republic of Serbia, 6.75%, 11/1/24 (d)	4,370
South Africa (USD) (1%)
2,400,000	Republic of South Africa, 6.875%, 5/27/19	2,670
Turkey (USD) (3%)
2,480,000	Republic of Turkey, 6.75%, 4/3/18	2,691
2,480,000	Republic of Turkey, 7.00%, 6/5/20	2,703
1,200,000	Republic of Turkey, 7.375%, 2/5/25	1,323
1,690,000	Republic of Turkey, 7.50%, 7/14/17	1,918
1,250,000	Republic of Turkey, 8.00%, 2/14/34	1,422

		10,057

Ukraine (USD) (3%)
2,650,000	Ukraine Government, 6.58%, 11/21/16 (d)	2,226
450,000	Ukraine Government, 6.75%, 11/14/17 (d)	378
2,900,000	Ukraine Government, 6.875%, 3/4/11 (d)	2,813
4,680,000	Ukraine Government, 7.65%, 6/11/13 (d)	4,400

		9,817

Principal		Value
or Shares	Security Description	(000)

United States (USD) (2%)
6,000,000	FHLMC Disc Note, 0.16%, 7/12/10	5,997
Uruguay (USD) (4%)
1,225,000	Republic of Uruguay, 6.875%, 9/28/25	1,286
2,970,000	Republic of Uruguay, 7.62%, 3/21/36	3,215
5,070,000	Republic of Uruguay, 8.00%, 11/18/22	5,823

		10,324

Venezuela (USD) (6%)
2,020,000	Republic of Venezuela, 5.75%, 2/26/16 (d)	1,434
7,300,000	Republic of Venezuela, 6.00%, 12/9/20 (d)	4,271
4,670,000	Republic of Venezuela, 7.00%, 3/31/38 (d)	2,656
4,470,000	Republic of Venezuela, 7.65%, 4/21/25	2,783
3,940,000	Republic of Venezuela, 9.25%, 5/7/28 (d)	2,768
5,585,000	Republic of Venezuela, 9.25%, 9/15/27	4,231

		18,143

Total Bonds (Cost-$275,312)		287,159

Investment Company (Cost-$2,253) (1%)
2,252,865	Payden Cash Reserves Money Market Fund *	2,253

Total (Cost-$277,565) (a) (99%)		289,412
Other Assets, net of Liabilities (1%)		4,357

Net Assets (100%)		$293,769

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$12,834
Unrealized depreciation	(987)

Net unrealized appreciation	$11,847

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $2,953 and the total market value of the collateral held by the fund is $3,041.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Par in foreign currency.
Open Forward Currency Contracts to USD

			Contract	Unrealized Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
4/15/2010	Sell	Brazilian Real	7,498	$22
3/23/2010	Sell	Euro	10,009	612
4/6/2010	Sell	Euro	1,559	117
3/22/2010	Buy	Indian Rupee	130,580	40
2/25/2010	Buy	New Taiwan Dollar	87,540	3
4/6/2010	Buy	Russian Ruble	128,520	81
3/22/2010	Buy	South Korean Won	3,208,000	23
7/28/2010	Buy	Zambian Kwacha	11,120,000	195

				$1,093

Liabilities:
1/29/2010	Buy	Ghanian Cedi	5,599	$(30)
4/15/2010	Buy	Israeli Shekel	10,932	(7)
3/23/2010	Sell	Japanese Yen	396,100	(36)
2/25/2010	Buy	New Taiwan Dollar	53,320	(3)
4/8/2010	Buy	Phillipines Peso	135,890	(26)
4/6/2010	Buy	Russian Ruble	20,390	(16)
3/22/2010	Buy	South Korean Won	1,827,000	(18)

				$(136)

Open Futures Contracts

				Unrealized
			Current	Appreciation
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
42	U.S. Treasury 2 Year Note Future	Mar-10	$9,154	$33
436	U.S. Treasury 5 Year Note Future	Mar-10	50,777	110
285	U.S. Treasury 10 Year Note Future	Mar-10	33,675	(67)
12	U.S. Treasury 20 Year Note Future	Mar-10	1,426	17
14	U.S. Ultra Long Bond	Mar-10	1,741	20

				$113

Open Swap Contracts (000s)

	Fund			Unrealized
	Receives	Expiration	Notional	Appreciation
Contract Type	(Pays)	Date	Principal	(Depreciation)
Asset:
Israel Interest Rate Swap	5.55%	Aug-19	ILS 18,800	$157

Liability:
Israel Interest Rate Swap	(2.83)%	Aug-11	ILS 87,000	$(309)

Payden Value Leaders Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Common Stocks (90%)
Consumer Discretionary (7%)
19,700	Comcast Corp.	$312
6,401	DIRECTV (b)	194
9,200	Home Depot, Inc.	258
640	Liberty Media Corp. — Starz (b)	30
8,600	Lowe’s Cos, Inc.	186
20,000	News Corp.	252
9,900	Time Warner Inc.	272
14,100	Walt Disney Co.	417

		1,921

Consumer Staples (6%)
5,500	BJ’s Wholesale Club, Inc. (b)	186
3,600	Coca-Cola Co.	195
7,700	CVS Caremark Corp.	249
6,500	Dr. Pepper Snapple Group, Inc.	180
10,100	Kraft Foods Inc.	279
3,700	Molson Coors Brewing Co.	156
5,800	Procter & Gamble Co.	357

		1,602

Energy (19%)
4,000	Anadarko Petroleum Corp.	255
2,900	Apache Corp.	286
11,300	Chevron Corp.	815
9,900	ConocoPhillips	475
3,800	Devon Energy Corp.	254
2,400	EOG Resources, Inc.	217
16,700	Exxon Mobil Corp.	1,076
8,100	Halliburton Co.	237
3,400	Hess Corp.	197
6,600	Marathon Oil Corp.	197
4,400	National Oilwell Varco Inc.	180
5,300	Occidental Petroleum Corp.	415
4,700	Schlumberger Ltd.	298
7,200	Sunoco Inc.	181
10,100	Valero Energy Corp.	186
5,200	XTO Energy, Inc.	232

		5,501

Financial (16%)
6,400	Allstate Corp.	191
6,700	American Express Co.	252
44,100	Bank of America Corp.	669
5,900	Bank of New York Mellon Corp.	172
3,700	Chubb Corp.	185
700	CME Group, Inc.	201
3,000	Goldman Sachs Group, Inc.	446
20,700	JPMorgan Chase & Co.	806
5,600	MetLife, Inc.	198
7,900	Morgan Stanley	212
4,500	Travelers Companies, Inc.	228

Principal		Value
or Shares	Security Description	(000)
12,700	US Bancorp	318
23,200	Wells Fargo & Co.	660

		4,538

Healthcare (11%)
5,800	Cardinal Health, Inc.	192
2,900	CareFusion Corp. (b)	75
4,600	Eli Lilly & Co.	162
3,200	Johnson & Johnson	201
3,500	McKesson Corp.	206
11,100	Merck & Co., Inc.	424
44,604	Pfizer, Inc.	832
4,200	Thermo Fisher Scientific, Inc. (b)	194
9,600	UnitedHealth Group Inc.	317
4,200	WellPoint Inc. (b)	267
3,500	Zimmer Holdings, Inc. (b)	197

		3,067

Industrial (11%)
2,500	Burlington Northern Santa Fe Corp.	249
4,300	Caterpillar Inc.	225
4,200	CSX Corp.	180
4,200	Deere & Co.	210
2,800	FedEx Corp.	220
3,400	General Dynamics Corp.	227
59,200	General Electric Co.	952
5,000	Illinois Tool Works Inc.	218
2,500	L-3 Communications Holdings, Inc.	208
3,700	Norfolk Southern Corp.	174
3,700	Northrop Grumman Corp.	210
2,600	Union Pacific Corp.	157

		3,230

Materials (3%)
10,100	Dow Chemical Co.	274
5,900	E.I. Du Pont de Nemours & Co.	192
4,500	Nucor Corp.	183
3,200	PPG Industries, Inc.	188

		837

Technology (6%)
900	AOL Inc. (b)	21
15,400	Applied Materials Inc.	187
9,400	eBay Inc. (b)	216
17,200	EMC Corp.	287
4,900	Hewlett-Packard Co.	231
9,900	Ingram Micro, Inc. (b)	167
15,400	Intel Corp.	299
25,500	Motorola, Inc. (b)	157

		1,565

Telecommunications (5%)
33,500	AT&T Inc.	850
5,700	CenturyTel, Inc.	194
29,700	Sprint Nextel Corp. (b)	97
14,200	Verizon Communications Inc.	418

		1,559

Utilities (6%)
5,700	American Electric Power Co., Inc.	197
5,900	Dominion Resources, Inc.	221

Principal		Value
or Shares	Security Description	(000)
10,500	Duke Energy Corp.	174
2,500	Entergy Corp.	191
5,000	Exelon Corp.	228
4,200	FirstEnergy Corp.	183
3,600	FPL Group, Inc.	176
5,600	Public Service Enterprise Group Inc.	171
4,300	Southern Co.	138

		1,679

Total Common Stocks (Cost-$27,702)		25,499

Exchange Traded Funds (Cost-$1,826) (8%)
37,900	iShares Russell 1000 Value Index Fund	2,114
Investment Company (Cost-$655) (2%)
655,500	Payden Cash Reserves Money Market Fund *	655

Total (Cost-$30,183) (a) (100%)		28,268
Liabilities in excess of Other Assets (-0%)		(3)

Net Assets (100%)		$28,265

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,522
Unrealized depreciation	(4,437)

Net unrealized depreciation	$(1,915)

(b) Non-income producing security.

Payden U.S. Growth Leaders Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Common Stocks (94%)
Consumer Discretionary (6%)
16,800	Aeropostale Inc. (b)	$552
26,500	CarMax Inc. (b)	547
23,100	Dollar Tree, Inc. (b)	1,144
11,400	McDonald’s Corp.	712
2,800	Priceline.Com Inc. (b)	547

		3,502

Consumer Staples (14%)
42,800	Altria Group, Inc.	850
18,600	Coca-Cola Co.	1,009
26,600	CVS Caremark Corp.	861
16,000	General Mills, Inc.	1,141
19,600	Mead Johnson Nutrition Co.	887
11,600	PepsiCo, Inc.	692
17,800	Philip Morris International Inc.	810
21,400	Wal-Mart Stores, Inc.	1,143

		7,393

Energy (7%)
21,600	Chesapeake Energy Corp.	535
12,700	Exxon Mobil Corp.	818
7,100	Occidental Petroleum Corp.	556
19,200	Peabody Energy Corp.	809
14,100	Petroleo Brasileiro S.A. (b)	572
8,900	Schlumberger Ltd.	565

		3,855

Financial (4%)
4,800	BlackRock, Inc.	1,026
12,400	State Street Corp.	532
22,900	US Bancorp	574

		2,132

Healthcare (14%)
11,100	Alcon, Inc.	1,728
9,200	Allergan Inc.	529
10,100	Amgen Inc. (b)	591
10,400	Celgene Corp. (b)	591
13,300	Express Scripts, Inc. (b)	1,115
4,700	Johnson & Johnson	295
20,100	MEDNAX, Inc. (b)	1,143
14,100	Merck & Co., Inc.	538
14,700	Watson Pharmaceuticals, Inc. (b)	564
9,300	Zimmer Holdings, Inc. (b)	524

		7,618

Industrial (8%)
10,300	3M Co.	829
28,700	BE Aerospace Inc. (b)	644
11,500	Danaher Corp.	821
10,600	FedEx Corp.	830
15,900	Ingersoll-Rand PLC	516
8,100	United Technologies Corp.	547

		4,187

Materials (5%)
14,700	Barrick Gold Corp.	512
12,500	Cliffs Natural Resources Inc.	499
12,200	Freeport-McMoRan Copper & Gold, Inc.	814
10,700	Praxair, Inc.	806

Principal		Value
or Shares	Security Description	(000)

		2,631

Technology (35%)
23,400	Adobe Systems (b)	756
14,700	Amphenol Corp.- CL A	586
10,700	Apple Inc. (b)	2,056
62,500	Cisco Systems Inc. (b)	1,404
22,400	Cognizant Technology Solutions Corp. (b)	978
15,300	eBay Inc. (b)	352
2,000	Google Inc. (b)	1,059
25,300	Hewlett-Packard Co.	1,191
41,000	Intel Corp.	795
17,700	International Business Machines Corp.	2,166
14,200	McAfee Inc. (b)	535
92,500	Mircosoft Corp.	2,607
24,800	NetApp, Inc. (b)	722
62,600	Oracle Corp.	1,444
18,600	QUALCOMM, Inc.	729
40,200	Seagate Technology (b)	673
7,600	Visa Inc.	623

		18,676

Utilities (1%)
40,900	AES Corp. (b)	517

Total Common Stocks (Cost-$46,953)		50,511

Exchange Traded Funds (Cost-$1,723) (3%)
34,200	iShares Russell 1000 Growth Index Fund (c)	1,628
Investment Company (Cost-$852) (2%)
852,277	Payden Cash Reserves Money Market Fund *	852

Total (Cost-$49,528) (a) (99%)		52,991
Other Assets, net of Liabilities (1%)		460

Net Assets (100%)		$53,451

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,723
Unrealized depreciation	(1,260)

Net unrealized appreciation	$3,463

(b)	Non-income producing security.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $1,628 and the total market value of the collateral held by the fund is $1,683.

Payden Global Equity
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (52%)
Asset Backed (0%)
6,449	Nissan Auto Lease Trust, 1.04%, 6/15/10	$6
U.S. Government Agency (7%)
1,100,000	FHLMC Disc Note, 0.09%, 2/3/10 (b) (e)	1,100
Foreign Government (45%)
1,000,000	Belgium Treasury Certificate, 0.00%, 12/16/10 (d)	1,382
800,000	Belgium Treasury Certificate, 0.00%, 8/19/10 (d)	1,109
1,200,000	Dutch Treasury Certificate, 0.00%, 5/31/10 (d)	1,666
700,000	French Treasury Bill, 0.00%, 2/11/10 (d) (e)	973
700,000	French Treasury Bill, 0.00%, 8/26/10 (d)	971
800,000	German Treasury Bill, 0.00%, 4/28/10 (d)	1,111

		7,212

Total Bonds (Cost-$8,614)		8,318

Exchange Traded Funds (Cost-$6,218) (38%)
39,200	DnB NOR OBX (d)	216
63,300	iShares MSCI Emerging Market Index Fund	2,423
15,900	iShares MSCI Germany Index Fund (c)	323
11,200	iShares MSCI Hong Kong Index Fund	164
8,300	iShares MSCI Singapore Index Fund	90
3,300	iShares MSCI Spain Index Fund (c)	142
32,000	iShares MSCI Switzerland Index Fund (c)	681
8,600	Materials Select Sector SPDR Fund (c)	260
44,500	PowerShares QQQ (c)	1,904

		6,203

Investment Company (Cost-$1,518) (9%)
1,518,467	Payden Cash Reserves Money Market Fund *	1,518

Total (Cost-$16,350) (a) (99%)		16,039
Other Assets, net of Liabilities (1%)		182

Net Assets (100%)		$16,221

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$125
Unrealized depreciation	(436)

Net unrealized depreciation	$(311)

(b)	Yield to maturity at time of purchase.

(c)	All or a portion of these securities are on loan. At January 31, 2010, the total market value of the fund’s securities on loan is $2,849 and the total market value of the collateral held by the fund is $2,960.

(d)	Par in local currency. Par in foreign currency.

(e)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
4/28/2010	Sell	Czech Republic Koruna	255	$2
4/28/2010	Sell	Euro	3,928	151
4/28/2010	Buy	Japanese Yen	111,209	6
4/28/2010	Sell	Norwegian Krone	2,066	11

				$170

Liabilities:
4/28/2010	Buy	Australian Dollar	670	$(22)
4/28/2010	Buy	British Pound	947	(34)
4/28/2010	Buy	Canadian Dollar	751	(22)

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
4/28/2010	Buy	Czech Republic Koruna	75	(1)
4/28/2010	Buy	Danish Krone	362	(1)
4/28/2010	Buy	Japanese Yen	13,907	(1)
4/28/2010	Buy	South Korean Won	178,558	(2)
4/28/2010	Buy	Swedish Krona	1,265	(6)

				$(89)

Open Futures Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
4	Amsterdam Index Future	Feb-10	$364	$(10)
11	Australian SPI 200 Index Future	Mar-10	1,111	(43)
14	CAC 40 10 Year Euro Future	Feb-10	727	(49)
3	Canadian TSE 60 Index Future	Mar-10	364	(21)
1	DAX Index Future	Mar-10	195	(2)
17	FTSE 100 Index Future	Mar-10	1,402	(30)
1	Nasdaq 100 Future	Mar-10	174	(3)
18	OMXS30 Index Future	Feb-10	234	(2)
72	S&P 500 E-Mini Future	Mar-10	3,854	(109)
15	Topix Index Future	Mar-10	1,480	(79)

				$(348)

Payden/Kravitz Cash Balance Plan Fund
Schedule of Investments — January 31, 2010

Principal		Value
or Shares	Security Description	(000)
Bonds (104%)
Corporate (52%)
50,000	Abbott Laboratories, 5.60%, 5/15/11	$53
150,000	AES Corp., 8.00%, 6/1/20	151
165,000	American Electric Power Co. Inc., 5.375%, 3/15/10	166
145,000	Ameristar Casinos Inc. 144A, 9.25%, 6/1/14 (b)	150
145,000	Aramark Corp., 8.50%, 2/1/15	146
130,000	AstraZeneca PLC, 5.40%, 9/15/12	143
100,000	B&G Foods Inc., 7.62%, 1/15/18	101
120,000	Banco do Brasil 144A, 6.00%, 1/22/20 (b)	119
165,000	Bank of America Corp., 4.25%, 10/1/10	169
50,000	Bank of New York Mellon Corp., 4.95%, 11/1/12	54
140,000	Bausch & Lomb Inc., 9.875%, 11/1/15	148
130,000	Boeing Capital Corp., 6.50%, 2/15/12	143
145,000	Burlington Coat Factory Wharehouse Corp., 11.125%, 4/15/14	150
145,000	Cablevision Systems Corp. 144A, 8.625%, 9/15/17 (b)	151
135,000	Campbell Soup Co., 6.75%, 2/15/11	144
100,000	Caterpillar Financial Services Corp., 5.75%, 2/15/12	108
140,000	Cellco Partnership, 5.25%, 2/1/12	150
130,000	Centrais Eletricas Brasileiras SA 144A, 6.875%, 7/30/19 (b)	136
140,000	Chevron Corp., 3.45%, 3/3/12	146
145,000	CHS/Community Health Systems Inc., 8.875%, 7/15/15	150
50,000	Cisco Systems Inc., 5.25%, 2/22/11	52
140,000	Comcast Cable Communications LLC, 6.75%, 1/30/11	148
140,000	Commercial Bank of Qatar 144A, 5.00%, 11/18/14 (b)	137
130,000	Conoco Funding Co., 6.35%, 10/15/11	142
145,000	Constellation Brands Inc., 7.25%, 9/1/16	146
155,000	Costco Wholesale Corp., 5.30%, 3/15/12	168
50,000	Credit Suisse New York, 6.00%, 2/15/18	53
50,000	Credit Suisse USA Inc., 6.125%, 11/15/11	54
95,000	Credit Suisse, 5.40%, 1/14/20	95
160,000	CVS Caremark Corp., 5.75%, 8/15/11	171
140,000	Daimler Finance North America LLC, 4.875%, 6/15/10	142
150,000	DaVita Inc., 6.625%, 3/15/13	151
145,000	Del Monte Corp. 144A, 7.50%, 10/15/19 (b)	150
130,000	Deutsche Telekom International Finance BV, 8.50%, 6/15/10	134
130,000	Devon Financing Corp. ULC, 6.875%, 9/30/11	142
170,000	DirecTV Holdings LLC 144A, 4.75%, 10/1/14 (b)	178
145,000	Dish DBS Corp., 6.625%,10/1/14	144
50,000	Duke Energy Ohio Inc., 5.70%, 9/15/12	55
155,000	Dynegy Holdings Inc., 8.37%, 5/1/16	141
150,000	Embraer Overseas Ltd., 6.375%, 1/15/20	150
150,000	Ford Motor Credit Co. LLC, 7.00%, 10/1/13	150
150,000	Fortune Brands Inc., 3.00%, 6/1/12	150
135,000	General Electric Capital Corp., 3.75%, 11/14/14	135
250,000	General Electric Capital Corp., 6.125%, 2/22/11	263
130,000	General Mills Inc., 6.00%, 2/15/12	143
145,000	Georgia-Pacific LLC 144A, 7.125%, 1/15/17 (b)	149
130,000	GlaxoSmithKline Capital Inc., 4.85%, 5/15/13	141
50,000	Goldman Sachs Group Inc, 6.875%, 1/15/11	53
145,000	Goodyear Tire & Rubber Co., 9.00%, 7/1/15	150
100,000	Grupo Televisa SA, 6.00%, 5/15/18	103
100,000	Hanesbrands Inc., 8.00%, 12/15/16	103
140,000	HCA Inc., 9.25%, 11/15/16	148
145,000	Hertz Corp., 8.875%, 1/1/14	147
90,000	Hewlett-Packard Co., 4.25%, 2/24/12	95
50,000	Hewlett-Packard Co., 5.25%, 3/1/12	54
50,000	Honeywell International Inc., 7.50%, 3/1/10	50

Principal		Value
or Shares	Security Description	(000)
150,000	Host Hotels & Resorts LP, 7.125%, 11/1/13	152
130,000	IBM Corp., 4.75%, 11/29/12	142
240,000	ICICI Bank Ltd. 144A, 5.50%, 3/25/15 (b)	243
145,000	Ingles Markets Inc., 8.875%, 5/15/17	151
145,000	Intelsat Corp., 9.25%, 8/15/14	149
150,000	Iron Mountain Inc., 7.75%, 1/15/15	152
50,000	John Deere Capital Corp., 7.00%, 3/15/12	56
50,000	Johnson & Johnson, 5.15%, 8/15/12	55
145,000	JohnsonDiversey Holdings Inc. 144A, 8.25%, 11/15/19 (b)	151
70,000	JPMorgan Chase & Co., 1.65%, 2/23/11	71
50,000	JPMorgan Chase & Co., 5.60%, 6/1/11	53
130,000	Kellogg Co., 6.60%, 4/1/11	138
130,000	Kroger Co., 6.75%, 4/15/12	143
150,000	Landwirtschaftliche Rentenbank, 3.12%, 7/15/15	151
160,000	Lennar Corp., 5.60%, 5/31/15	147
150,000	Libbey Glass Inc. 144A, 10.00%, 2/15/15 (b)	147
225,000	Lloyds TSB Bank PLC 144A, 4.37%, 1/12/15 (b)	224
100,000	Lukoil International Finance BV 144A, 7.25%, 11/5/19 (b)	103
300,000	Macquarie Bank Ltd., 0.33%, 7/26/10	300
150,000	Macy’s Retail Holdings Inc., 5.90%, 12/1/16	144
155,000	Masco Corp., 6.125%, 10/3/16	149
145,000	MetroPCS Wireless Inc., 9.25%, 11/1/14	147
90,000	MidAmerican Energy Holdings, 5.875%, 10/1/12	99
150,000	Morgan Stanley, 4.10%, 1/26/15	149
95,000	NASDAQ OMX Group Inc., 5.55%, 1/15/20	94
150,000	National Australia Bank Ltd. 144A, 0.73%, 1/8/13 (b)	150
145,000	Navios Maritime Holdings Inc. 144A, 8.875%, 11/1/17 (b)	151
145,000	Navistar International Corp., 8.25%, 11/1/21	147
140,000	Noble Group Ltd. 144A, 6.75%, 1/29/20 (b)	147
150,000	NRG Energy Inc., 7.375%, 2/1/16	150
145,000	NRG Energy Inc., 8.50%, 6/15/19	146
155,000	Omnicare Inc., 6.875%, 12/15/15	152
50,000	Oracle Corp., 5.00%, 1/15/11	52
145,000	Penn National Gaming Inc. 144A, 8.75%, 8/15/19 (b)	149
150,000	Petroleos Mexicanos 144A, 6.00%, 3/5/20 (b)	148
100,000	Pfizer Inc., 4.45%, 3/15/12	107
145,000	Pinnacle Foods Finance LLC, 10.625%, 4/1/17	150
240,000	Potash Corp. of Saskatchewan Inc., 3.75%, 9/30/15	245
200,000	Prudential Financial Inc., 2.75%, 1/14/13	201
110,000	Prudential Financial Inc., 3.625%, 9/17/12	113
150,000	Qwest Communications International Inc., 7.50%, 2/15/14	152
70,000	Roche Holdings Inc. 144A, 4.50%, 3/1/12 (b)	75
130,000	Rogers Communications Inc., 9.625%, 5/1/11	143
141,000	Royal Bank of Canada, 5.65%, 7/20/11	151
140,000	Safeway Inc., 5.80%, 8/15/12	154
100,000	SandRidge Energy Inc. 144A, 8.75%, 1/15/20 (b)	104
200,000	Santander U.S. Debt SA 144A, 2.48%, 1/18/13 (b)	201
150,000	Sealy Mattress Co., 8.25%, 6/15/14	150
145,000	Sprint Capital Corp., 8.375%, 3/15/12	148
100,000	State of Qatar 144A, 4.00%, 1/20/15 (b)	101
140,000	Telecom Italia Capital, 4.875%, 10/1/10	143
50,000	Textron Financial Corp., 4.60%, 5/3/10	50
150,000	Time Warner Cable Inc., 5.40%, 7/2/12	162
135,000	Time Warner Inc., 5.50%, 11/15/11	144
50,000	Unilever Capital Corp., 7.125%, 11/1/10	53
50,000	Verizon Global Funding Corp., 7.25%, 12/1/10	53
50,000	Vodafone Group PLC, 5.50%, 6/15/11	53
100,000	Vodafone Group PLC, 7.75%, 2/15/10	100
157,000	Wachovia Corp., 5.30%, 10/15/11	167
50,000	Wal-Mart Stores Inc., 4.125%, 7/1/10	51
130,000	Walt Disney Co., 6.375%, 3/1/12	144
50,000	Waste Management, Inc., 7.375%, 8/1/10	52
170,000	Westpac Banking Corp., 2.25%, 11/19/12	170

Principal		Value
or Shares	Security Description	(000)
160,000	Wyeth, 6.95%, 3/15/11	171
155,000	Wynn Las Vegas LLC, 6.625%, 12/1/14	149
200,000	Yale University, 2.90%, 10/15/14	204

		16,228

Foreign Government (2%)
1,600,000	Barclays Bank PLC 144A, 0.00%, 4/8/10 (b) (f)	289
76,508	Dominican Republic International Bond, 9.04%, 1/23/18 (e)	84
400,000	Poland Government Bond, 5.50%, 10/25/19 (f)	133

		506

Foreign Government Guaranteed (1%)
165,000	Societe Financement de l’Economie Francaise 144A, 2.00%, 2/25/11 (b)	168
Mortgage Backed (5%)
108,488	Banc of America Commercial Mortgage Inc., 5.18%, 9/10/47	110
466,368	G2 4316 30YR, 6.00%, 12/20/38	500
414,938	G2 4345 30YR, 6.50%, 1/20/39	446
293,741	GN 697858 30YR, 6.00%, 2/15/39	314
64,821	GN 700755 30YR, 6.50%, 10/15/38	70
215,028	GN 704005 30YR, 6.50%, 11/15/38	231

		1,671

U.S. Government Agency (42%)
1,700,000	FFCB Disc Note, 0.55%, 6/11/10 (c)	1,699
2,250,000	FHLB Disc Note, 0.08%, 3/19/10 (c)	2,250
300,000	FHLMC Disc Note, 0.07%, 2/16/10 (c)	300
500,000	FHLMC Disc Note, 0.06%, 2/8/10 (c)	500
1,000,000	FHLMC Disc Note, 0.07%, 3/16/10 (c)	1,000
800,000	FHLMC Disc Note, 0.55%, 6/1/10 (c)	800
400,000	FHLMC, 1.375%, 1/9/13	398
2,600,000	FNMA Disc Note, 0.08%, 4/7/10 (c)	2,600
1,500,000	FNMA Disc Note, 0.11%, 3/24/10 (c)	1,500
1,000,000	FNMA Disc Note, 0.16%, 4/21/10 (c)	1,000
1,000,000	FNMA Disc Note, 0.18%, 7/7/10 (c)	999

		13,046

U.S. Treasury (2%)
350,000	U.S. Treasury Note, 0.875%, 2/28/11 (d)	352
10,000	U.S. Treasury Note, 2.75%, 2/15/19	9
120,000	U.S. Treasury Note, 3.125%, 5/15/19	116

		477

Total Bonds (Cost-$31,795)		32,096

Investment Company (Cost-$650) (2%)
650,434	Payden Cash Reserves Money Market Fund *	650

Total (Cost-$32,445) (a) (106%)		32,746
Liabilities in excess of Other Assets (-6%)		(1,770)

Net Assets (100%)		$30,976

*	Affiliated investment
All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.
(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$366
Unrealized depreciation	(65)

Net unrealized appreciation	$301

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	All or a portion of the securities are pledged as collateral to cover open futures contract margin requirements.

(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Registration S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Par in foreign currency.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery	Buy		Amount	(Depreciation)
Date	Sell	Currency	(000s)	(000s)
Assets:
4/15/2010	Sell	Czech Republic Koruna	$3,560	$6
2/10/2010	Sell	Euro	197	18
3/26/2010	Sell	Euro	115	2
3/29/2010	Sell	Euro	92	4
4/15/2010	Sell	Euro	36	2
3/22/2010	Buy	Indian Rupee	3,440	1
2/11/2010	Buy	Mexican New Peso	1,320	—
3/22/2010	Buy	New Taiwan Dollar	4,720	—
4/15/2010	Sell	South African Rand	1,106	3
3/22/2010	Buy	South Korean Won	102,000	—

				$36

Liabilities:
3/26/2010	Buy	Brazilian Real	$500	$(5)
4/15/2010	Buy	Brazilian Real	341	(14)
3/22/2010	Buy	Indian Rupee	2,050	(1)
4/8/2010	Buy	Indonesian Rupiah	1,115,000	(1)
4/15/2010	Buy	Israeli Shekel	558	—
4/8/2010	Sell	Japanese Yen	28,000	(9)
3/22/2010	Buy	New Taiwan Dollar	2,442	(1)
2/10/2010	Buy	Norwegian Krone	1,625	(13)
4/8/2010	Buy	Philippines Peso	3,450	(1)
3/22/2010	Buy	South Korean Won	103,000	(1)

				$(46)

Open Futures Contracts

			Current
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
6	U.S. Treasury 2 Year Note Future	Mar-10	$1,308	$(5)
17	U.S. Treasury 5 Year Note Future	Mar-10	1,980	(6)
3	U.S. Treasury 10 Year Note Future	Mar-10	354	—

				$(11)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	(Pays)	Date	Principal	(Depreciation)
Liability:
Interest Rate Swap	(1.11)%	Jan-12	$10,000	$(3)

Notes

January 31, 2010

1.  Organization and Related Matters

The Payden & Rygel Investment Group (the “P&R Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its seventeen funds (each a “Fund,” collectively the “P&R Funds”) is a series of the P&R Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the P&R Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Fair value pricing may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Concentration of Risk

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition the value of the debt security may decline due to general market

Notes to Financial Statements continued

conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. For these Funds, investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Forward Currency Contracts

Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA, Tax Exempt Bond, and California Municipal Income Funds) may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date.

These Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options Transactions

Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds held no options at the end of the period.

Futures Contracts

The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as requited by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

The Funds (except the Cash Reserves Money Market Fund) may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Funds may enter into interest rate swap agreements for a variety of reasons, including to hedge certain markets, to protect against adverse interest rate movements, to provide a substitute for purchasing or selling a security, or to increase potential returns. Changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

The Payden Limited Maturity, Emerging Markets Bond, and Payden/Kravitz Cash Balance Plan Funds have entered into one or more of the following interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Pays	Fund Receives	Counterparty

5.503%	3M US Libor	CSFB
3M TELBOR	5.55%	CSFB
2.83%	3M TELBOR	CSFB
1.11%	3M US Libor	UBS Warburg

Notes to Financial Statements continued

TBA Sale Commitment

Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Notes to Financial Statements continued

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AMBAC, FGIC, FSA and MBIA).

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon the Funds may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the statement of operations.

Collateral

Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. A Fund, which employs these investment options, is required to segregate sufficient assets to cover any potential loss.

3.  Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2010 in valuing each Fund’s investments and other financial instruments:

Table 1.

	Investments in Securities
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Payden Cash Reserves Money Market
Government	$—	$—	$134,520	$—	$—	$—	$134,520
U.S. Government Agencies	—	—	690,198	—	—	—	690,198
Repurchase Agreements	—	—	300,000	—	—	—	300,000
Investment Company	—	—	586	—	—	—	586
Payden Limited Maturity
Asset Backed	—	—	10,265	—	—	—	10,265
Corporate Bonds	—	—	69,253	—	—	—	69,253
Government	—	—	29,845	—	—	—	29,845
Mortgage Backed	—	—	21,453	—	—	—	21,453
Municipal Bonds	—	—	5,848	—	—	—	5,848
U.S. Government Agencies	—	—	11,656	—	—	—	11,656
Commercial Paper	—	—	8,967	—	—	—	8,967
Investment Company	—	—	404	—	—	—	404
Payden Short Bond
Asset Backed	—	—	31,352	—	—	—	31,352
Corporate Bonds	—	—	230,096	—	—	—	230,096
Government	—	—	60,545	—	—	—	60,545
Mortgage Backed	—	—	80,162	—	—	—	80,162
Municipal Bonds	—	—	7,367	—	—	—	7,367
Commercial Paper	—	—	16,749	—	—	—	16,749
Investment Company	—	—	15	—	—	—	15
Payden U.S. Government
Government	—	—	19,445	—	—	—	19,445
Mortgage Backed	—	—	32,389	—	—	—	32,389
U.S. Government Agencies	—	—	47,271	—	—	—	47,271
Investment Company	—	—	922	—	—	—	922
Payden GNMA
Government	—	—	12,722	—	—	—	12,722
Mortgage Backed	—	—	888,953	—	—	—	888,953
U.S. Government Agencies	—	—	5,997	—	—	—	5,997
Investment Company	—	—	1,209	—	—	—	1,209
Payden Core Bond
Asset Backed			3,593				3,593
Corporate Bonds	—	—	239,203	—	—	—	239,203
Government	—	—	120,440	—	—	—	120,440
Municipal Bonds	—	—	1,469	—	—	—	1,469
Mortgage Backed	—	—	184,405	—	—	—	184,405
U.S. Government Agencies	—	—	19,591	—	—	—	19,591
Investment Company	—	—	5,257	—	—	—	5,257
Payden Corporate Bond
Corporate Bonds	—	—	41,012	—	—	—	41,012
Government	—	—	302	—	—	—	302
Investment Company	—	—	574	—	—	—	574
Payden High Income
Corporate Bonds	—	—	716,183	—	—	—	716,183
U.S. Government Agency	—	—	15,991	—	—	—	15,991
Investment Company	—	—	4,344	—	—	—	4,344
Payden Tax Exempt Bond
Municipal Bonds	—	—	20,310	—	—	—	20,310
Investment Company	—	—	1,516	—	—	—	1,516
Payden California Municipal Income
Municipal Bonds	—	—	44,605	—	—	—	44,605
Investment Company	—	—	331	—	—	—	331
Payden Global Short Bond
Asset Backed	—	—	4,529	—	—	—	4,529
Corporate Bonds	—	—	37,384	—	—	—	37,384
Government			10,622				10,622
Mortgage Backed	—	—	10,297	—	—	—	10,297
Commercial Paper	—	—	650	—	—	—	650
Municipal Bonds	—	—	423	—	—	—	423
Investment Company	—	—	288	—	—	—	288
Payden Global Fixed Income
Corporate Bonds	—	—	39,052	—	—	—	39,052
Government			49,949				49,949
Mortgage Backed	—	—	13,884	—	—	—	13,884
Investment Company	—	—	5,706	—	—	—	5,706
Payden Emerging Markets Bond
Corporate Bonds	—	—	72,615	—	—	—	72,615
Government	—	—	208,547	—	—	—	208,547
U.S. Government Agency	—	—	5,997	—	—	—	5,997
Investment Company	—	—	2,253	—	—	—	2,253
Payden Value Leaders
Common Stocks	25,499	—	—	—	—	—	25,499
Exchange Traded Funds	2,114	—	—	—	—	—	2,114
Investment Company	—	—	655	—	—	—	655
Payden U.S. Growth Leaders
Common Stocks	50,511	—	—	—	—	—	50,511
Exchange Traded Funds	1,628	—	—	—	—	—	1,628
Investment Company	—	—	852	—	—	—	852
Payden Global Equity
Asset Backed	—	—	6	—	—	—	6
Government			7,212				7,212
U.S. Government Agencies	—	—	1,100	—	—	—	1,100
Exchange Traded Funds	6,203	—	—	—	—	—	6,203
Investment Company	—	—	1,518	—	—	—	1,518
Payden/Kravitz Cash Balance Plan	—	—	—	—	—	—
Corporate Bonds	—	—	16,228	—	—	—	16,228
Government	—	—	1,151	—	—	—	1,151
Mortgage Backed	—	—	1,671	—	—	—	1,671
U.S. Government Agencies	—	—	13,046	—	—	—	13,046
Investment Company	—	—	650	—	—	—	650
Table 1a.

	Other Financial Instruments †
			Level 2-Other		Level 3-Significant
	Level 1-Quoted		Significant		Unobservable
	Prices		Observable Inputs		Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Payden Limited Maturity	$—	$—	$133	$(74)	$—	$—	$59
Payden Short Bond	2	(213)	955	(82)	—	—	662
Payden U.S. Government	—	(42)	—	—	—	—	(42)
Payden GNMA	—	(412)	—	—	—	—	(412)
Payden Core Bond	—	—	742	(575)	—	—	167
Payden Global Short Bond	—	(17)	168	(26)	—	—	125
Payden Global Fixed Income	50	(34)	1,685	(491)	—	—	1,210
Payden Emerging Markets Bond	180	(67)	1,250	(445)	—	—	918
Payden Global Equity	—	(348)	170	(89)	—	—	(267)
Payden/Kravitz Cash Balance Plan	—	(11)	36	(46)	—	—	(21)

†	Other Financial Instruments include derivative instruments, such as futures, forward currency, swap and any options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

(Registrant) The Payden and Rygel Investment Group

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 3/24/10
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN

JOAN A. PAYDEN
CHAIRMAN
Date 3/24/10

By (Signature and Title)	/s/ BRIAN W. MATTHEWS

BRIAN W. MATTHEWS
CHIEF FINANCIAL OFFICER
Date 3/24/10